SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                                                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
                                                                             --

         Pre-Effective Amendment No.                                         / /


         Post-Effective Amendment No.    11                                  /X/


                                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                      / /
OF 1940


         Amendment No.   12                                        /X/


                                               (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas  76092
                                        (Name and Address of Agent for Service)

                                                 With copy to:
                        Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, Cincinnati, Ohio 45202

Release Date:  June, 1997

It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b) / / on _____________ pursuant to paragraph (b) /X/ 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered

         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.



ASA02D88-121197-1

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR CARL DOMINO EQUITY INCOME FUND


ITEM                               SECTION IN PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information


                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR FOUNTAINHEAD SPECIAL VALUE FUND


ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR AIT VISION U.S. EQUITY PORTFOLIO


ITEM                               SECTION IN PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information


                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                              FOR GLOBALT GROWTH FUND


ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR NEWCAP CONTRARIAN FUND



ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information
 16..............................  Distribution Plan



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements


                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR NEWCAP CONTRARIAN FUND



ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information
 16..............................  Distribution Plan



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR IMS CAPITAL VALUE FUND


ITEM                               SECTION IN PROSPECTUS
  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 15..............................  General Information




                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR CORBIN SMALL-CAP  VALUE FUND


ITEM                               SECTION IN PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 15..............................  General Information




                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

           FOR FLORIDA STREET BOND FUND AND FLORIDA STREET GROWTH FUND


ITEM                               SECTION IN COMBINED PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques, Risk Considerations,
                                   Operation of the Funds, General
                                   Information
  5..............................  Operation of the Funds
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Funds, General Information
  7..............................  Cover Page, How to Invest in the
                                   Funds, Share Price Calculation,
                                   Operation of the Funds,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  None
 16..............................  The Investment Advisor, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Fund Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                       AIT VISION U.S. EQUITY PORTFOLIO

PROSPECTUS                                                     February 13, 1998

                         311 Park Place Blvd., Suite 250
                            Clearwater, Florida 34619

               For Information, Shareholder Services and Requests:
                                 (800) 507-9922

         AIT Vision U.S. Equity Portfolio (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital. The Fund's Adviser, Advanced Investment Technology, Inc., intends the Fund to be a core equity investment vehicle. Characteristics of individual companies considered by the Adviser in the securities selection process will include traditional growth as well as fundamental value measures, among others. The process of evaluating securities is quantitatively rigorous, using state of the art advanced computational techniques developed by the Adviser.

          The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.








ASA029F4-120897-2

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)............................................NONE
Sales Load Imposed on Reinvested Dividends.............................................................................NONE
Deferred Sales Load....................................................................................................NONE
Redemption Fees........................................................................................................NONE
Exchange Fees..........................................................................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees...................................................................................................... 0.70%
12b-1 Charges..........................................................................................................NONE
Other Expenses2 (after reimbursement).................................................................................0.00%
Total Fund Operating Expenses2 (after reimbursement)..................................................................0.70%

1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's general administrative and significant operating expenses (except as described in footnote 2).

2 The Adviser has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were 0.04% of average net assets and total fund operating expenses were 0.74% of average net assets.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


       1 Year             3 Years           5 Years           10 Years
       ------             -------           -------           --------


          $7                  $22               $38               $86


                              FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                                    THE FUND

         AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Advanced Investment Technology, Inc.
(the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital. The Adviser will utilize computer technology and financial databases to assist in the stock selection process. Characteristics of individual companies considered in the securities selection process will include traditional growth as well as fundamental value measures, among others. The process of evaluating securities is quantitatively rigorous, using state of the art advanced computational techniques developed by the Adviser. The Fund is designed by its Adviser to be a core equity investment vehicle.

         Under normal circumstances, at least 65% of the total assets of the Fund will be invested in U.S. equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and seeks to limit investment risk and diversify the Fund's portfolio by investing in companies in all capitalization ranges. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. The Fund may also invest in fixed income securities (including repurchase agreements); may write covered call options on common stocks in the Fund's portfolio; may purchase call options; and may engage in short sales (if the Fund owns or has the right to obtain an equal amount of the security being sold). See "Investment Policies and Techniques and Risk
Considerations" for a more detailed discussion of the Fund's investment practices.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may invest all or a portion of its assets in money market instruments (including U.S. Treasury bills), securities of no-load registered investment companies and repurchase agreements fully collateralized by U.S. government obligations. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $5,000 ($2,000 for retirement accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to AIT Vision U.S. Equity Portfolio, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                    Overnight:
AIT Vision U.S. Equity Portfolio              AIT Vision U.S. Equity Portfolio
c/o American Data Services, Inc.              c/o American Data Services, Inc.
P.O. Box 5536                                 Hauppauge Corporate Center
Hauppauge, New York  11788-0132               150 Motor Parkway
                                              Hauppauge, New York  11760

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at (800) 507-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  AIT Vision U.S. Equity Portfolio
                           D.D.A. # 483889770
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to AIT Vision U.S. Equity Portfolio and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. Presently, there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                   AIT Vision U.S. Equity Portfolio
                                   c/o American Data Services, Inc.
                                   P.O. Box 5536
                                   Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 507-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 507-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in

IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.


         The Fund retains Advanced Investment Technology, Inc., 311 Park Place Blvd., Clearwater, Florida 34619 (the "Adviser") to manage the Fund's investments. The Adviser is controlled by its majority shareholder, State Street Global Advisors, a division of State Street Bank and Trust Company. The Adviser develops and uses advanced computational quantitative techniques for money management. In addition to offering tactical overlay services to private individuals and institutions, the Adviser manages private investor and institutional funds in global asset allocation and individually managed accounts (equity). Douglas W. Case, CFA, Chief Investment Officer, Susan L. Reigel,

Portfolio Manager, and Dean S. Barr, Chairman and Chief Executive Officer, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Case is the portfolio manager for the Adviser's managed U.S. equity accounts. From 1994 to 1996, he was the Director of Equity Portfolio Management of LBS Capital Management, Inc. ("LBS"). He previously worked with the Florida Retirement System, where he oversaw all internal quantitatively driven portfolios and assisted in the risk analysis of the aggregate domestic equity fund. Ms. Reigel joined LBS as a portfolio manager in early 1996 and joined AIT in late 1996. She assists in the management of all equity accounts. Ms. Reigel previously worked with the Florida Retirement System where she managed quantitatively driven portfolios. Mr. Barr founded the Adviser in 1996, is the controlling shareholder, and oversees portfolio management of all of the Adviser's programs. From 1989 to 1996, he was the Managing Director and Chief Investment Officer of LBS. He is an authority and expert in the development of artificial intelligence systems for market and security analysis. Additionally, he is the author of several technical papers on Artificial Intelligence. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 0.70% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. Investment Technology Group, Inc., a registered broker-dealer and an affiliate of the Adviser, may receive brokerage commissions from the Fund. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.



           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         The Fund may invest in common stock, preferred stock, common stock equivalents (such as convertible preferred stock and convertible debentures) and closed-end investment companies which invest primarily in common stocks. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") and will limit the Fund's investment in such debentures to 10% of net assets. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

         The Fund may invest a significant portion of its portfolio in smaller companies when the Adviser believes it to be consistent with the Fund's objective. Some characteristics of smaller companies, such as limited product diversity, a lack of managerial or financial resources, and thinly traded securities may result in increased stock price volatility.

         Equity securities include common stocks of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities through the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

         In addition, the Fund may invest in S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

Fixed Income Securities

         The Fund may invest in U.S. Treasury bills and repurchase agreements, both of which are fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are among the highest quality government securities.

         A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Options Transactions

         The Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. The Fund may also purchase call options. The Fund will only engage in exchange-traded options transactions.

General

         The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to obtain an equal amount of the security being sold, at no additional cost, and the Fund's investment does not exceed 5% of its net assets. See "Additional Information About Fund Investments and Risk Considerations" in the Statement of Additional Information.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 200%. The brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund does not anticipate any adverse tax consequences as a result of its portfolio turnover rate, although substantial net capital gains could be realized, and any distributions derived from such gains may be ordinary income for federal tax purposes.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. As of December 3, 1997, U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, owns a majority of the outstanding shares of the Fund and may be deemed to control the Fund. Raymond Killian, as a beneficiary of the Unitrust, may also be deemed to control the Fund.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the Dow Jones Industrial Average or the Russell 3000 Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                     Administrator
Advanced Investment Technology, Inc.   AmeriPrime Financial Services, Inc.
311 Park Place Blvd., Suite 250        1793 Kingswood Drive, Suite 200
Clearwater Florida  34619              Southlake, Texas  76092

Custodian                              Distributor
Star Bank, N.A.                        AmeriPrime Financial Securities, Inc.

P.O. Box 641083                          1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                  Southlake, Texas  76092

Transfer Agent (all purchase and         Auditors
redemption requests)                     McCurdy & Associates CPA's, Inc.
American Data Services, Inc.             27955 Clemens Road
P.O. Box 5536                            Westlake, Ohio 44145
Hauppauge, New York  11788-0132


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

 TABLE OF CONTENTS                                                         PAGE

SUMMARY OF FUND EXPENSES.....................................................  2

         Shareholder Transaction Expenses....................................  2
         Annual Fund Operating Expenses......................................  2

FINANCIAL HIGHLIGHTS.........................................................  3

THE FUND ....................................................................  3

INVESTMENT OBJECTIVE AND STRATEGIES..........................................  3
HOW TO INVEST IN THE FUND....................................................  4

         Initial Purchase....................................................  4

                  By Mail  ..................................................  4
                  By Wire  ..................................................  4

         Additional Investments.............................................   5
         Tax Sheltered Retirement Plans....................................... 5
         Other Purchase Information........................................... 5

HOW TO REDEEM SHARES.......................................................... 5

         By Mail  ...........................................................  6
         By Telephone......................................................... 6
         Additional Information............................................... 6

SHARE PRICE CALCULATION....................................................... 7

DIVIDENDS AND DISTRIBUTIONS..................................................  7

TAXES    ..................................................................... 8

OPERATION OF THE FUND......................................................... 8

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS....................10

         Equity Securities....................................................10
         Fixed Income Securities..............................................10
         Options Transactions.................................................11
         General  ............................................................11

GENERAL INFORMATION...........................................................11

         Fundamental Policies................................................ 11
         Portfolio Turnover...................................................11
         Shareholder Rights.................................................. 12

PERFORMANCE INFORMATION.......................................................12

                         CARL DOMINO EQUITY INCOME FUND



PROSPECTUS                                                     February 13, 1998

                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409

               For Information, Shareholder Services and Requests:
                                 (800) 506-9922



         Carl Domino Equity Income Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital together with current income. The Fund's portfolio is comprised primarily of dividend-paying common stocks of large, established companies believed by the Adviser, Carl Domino Associates, L.P., to possess less downside risk and volatility than the S&P 500 Index.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





ASA029D3-121197-1

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses
Sales Load Imposed on Purchases............................................NONE
Sales Load Imposed on Reinvested Dividends.................................NONE
Deferred Sales Load........................................................NONE
Redemption Fees............................................................NONE
Exchange Fees..............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1
Management Fees........................................................... 1.50%
12b-1 Charges...............................................................NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................1.50%


1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 2).

2 The Advisor has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were ____% of average net assets and total fund operating expenses were ____% of average net assets.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

      1 Year      3 Years           5 Years          10 Years
      ------      -------           -------          -------
       $15          $47             $82              $179


                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                          [insert financial highlights]

                                    THE FUND

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on August 8, 1995, and commenced operations on November 6, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital together with current income. The Fund seeks to achieve its objective by investing primarily in equity securities which the Adviser believes offer less downside risk and volatility than the S&P 500 Index. In making investments for the Fund, the Adviser uses a disciplined, conservative, value and yield strategy, consistent with capital preservation. The Adviser will particularly seek to purchase stocks of companies which, in its estimation, are undervalued due to special circumstances which the Adviser believes are temporary. As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate a combination of current income and long term capital appreciation.

         The Adviser generally will select stocks with above average dividend yield, which the Adviser believes will enhance the Fund's stability and reduce market risk. The Adviser seeks to further limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, and by investing primarily in larger, more established companies.

         The Adviser has been managing equity income accounts for its institutional clients since 1987. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1996, the assets in those accounts totaled approximately $597 million.

                     Summary of Annual Investment Returns of
          the Fund and Carl Domino Associates, L.P. Managed Accounts *

                                                      Managed
         Period            Fund                      Accounts                   S&P 500
         ------            ----                      --------                   -------

         1987**                                       -11.30%                   -17.43%
         1988                                          21.68%                    16.57%
         1989                                          25.25%                    31.65%
         1990                                         - 6.91%                   - 3.14%
         1991                                          25.47%                    30.45%
         1992                                           8.55%                     7.62%
         1993                                          13.16%                    10.06%
         1994                                           4.36%                     1.30%
         1995               3.00%***                   35.40%                    37.54%
         1996               24.35%                     22.95%                    22.99%
         1997                _____%                    ______%                   ______%

     * The Carl Domino Associates, L.P. managed account performance is the time-weighted, dollar-weighted average total return associated with a composite of equity income accounts having objectives similar to the Fund, and is unaudited. The composite does not include non-institutional accounts (those with assets less than $5,000,000) and non-discretionary accounts because the nature of those accounts make them inappropriate for purposes of comparison. Results after June 30, 1988 include the reinvestment of income on an accrual basis, while prior period results include the reinvestment of income on a cash basis. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

     The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

     The performance of the accounts managed by the Adviser does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the

                                                     - 4 -




     Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.
     *** From June 30, 1987 inception.

     *** For the period December 4, 1995 (commencement of operations in accordance with the Fund's investment objective) through December 31, 1995, not annualized.

         Under normal circumstances, at least 65% of the total assets of the Fund will be invested in income producing equity securities. The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Most equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. While the Fund ordinarily will invest in common stocks of U.S.
companies, it may invest in foreign companies.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Equity Income Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:


U.S. Mail:                              Overnight:
 Carl Domino Equity Income Fund         Carl Domino Equity Income Fund
 c/o American Data Services, Inc.       c/o American Data Services, Inc.
 P.O. Box 5536                          Hauppauge Corporate Center
 Hauppauge, New York  11788-0132        150 Motor Parkway
                                        Hauppauge, New York  11760

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Carl Domino Equity Income Fund
                           D.D.A. # 483889747
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Carl Domino Equity Income Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    Carl Domino Equity Income Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Mr. Domino is primarily responsible for the day-to-day management of the Fund's portfolio. A graduate of Florida State University in 1966 with a B.S. degree in accounting (Cum Laude) he received an MBA from Harvard Business School in 1972 and joined a national money management firm. During his 12 year association with Delaware Investment Advisers he was Chairman of the Investment Strategy Committee for seven years and personally managed over $1 billion. Carl Domino Associates, L.P. has been providing portfolio management services since its founding in 1987. Mr. Domino, a portfolio analyst for over 20 years, has been quoted in the press, is regularly interviewed by the Wall Street Journal and appears frequently on the Public Education Channel's Inside Money program.

         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not American Depository Receipts.

Fixed Income Securities

         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

                  Mortgage-Related Securities - Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities  representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may buy and sell securities on a when- issued or delayed delivery basis, with payment and delivery taking place at a future date, but investment in such securities may not exceed 5% of the Fund's net assets. Also limited to 5% of the Fund's net assets is the Fund's investment in STRIPs (Separate Trading of Registered Interest and Principal of Securities). The Federal Reserve creates STRIPs by separating the coupon payments and the principal payments from the outstanding Treasury security and selling them as individual securities.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may invest in other investment companies, time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.


                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. As of December 3, 1997, Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                        Administrator
Carl Domino Associates, L.P.              AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225              1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409           Southlake, Texas  76092

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
P.O. Box 641081                           1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                   Southlake, Texas  76092

Transfer Agent (all purchase              Auditors
and redemption requests)                  McCurdy & Associates CPA's, Inc.
American Data Services, Inc.              27955 Clemens Road
Hauppauge Corporate Center                Westlake, Ohio 44145
150 Motor Parkway
Hauppauge, New York  11760

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

         TABLE OF CONTENTS                                                 PAGE

         SUMMARY OF FUND EXPENSES............................................  2

                  Shareholder Transaction Expenses...........................  2
                  Annual Fund Operating Expenses.............................. 2

FINANCIAL HIGHLIGHTS.........................................................  2

         THE FUND............................................................. 3

         INVESTMENT OBJECTIVE AND STRATEGIES.................................  3

         HOW TO INVEST IN THE FUND...........................................  5

                  Initial Purchase...........................................  5

                           By Mail...........................................  5
                           By Wire...........................................  6

                  Additional Investments.....................................  6
                  Tax Sheltered Retirement Plans.............................  6

Other Purchase Information...................................................  7

         HOW TO REDEEM SHARES................................................  7

                  By Mail....................................................  7
                  By Telephone................................................ 7
                  Additional Information.....................................  8

         SHARE PRICE CALCULATION.............................................  8

         DIVIDENDS AND DISTRIBUTIONS.........................................  9

         TAXES...............................................................  9

         OPERATION OF THE FUND............................................... 10

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.......... 11

                  Equity Securities.......................................... 11
                  Fixed Income Securities.................................... 11

                           Corporate Debt Securities..........................12
                           U.S. Government Obligations....................... 12
                           Mortgage-Related Securities....................... 12

                  Investment Techniques.......................................13
                  Loans of Portfolio Securities.............................. 13
                  General.....................................................13

         GENERAL INFORMATION................................................. 13

                  Fundamental Policies....................................... 13
                  Portfolio Turnover..........................................13
                  Shareholder Rights......................................... 14

         PERFORMANCE INFORMATION............................................. 14

                               GLOBALT GROWTH FUND




PROSPECTUS                                                   February 13, 1998



                            3060 Peachtree Road, N.W.
                          One Buckhead Plaza, Suite 225
                             Atlanta, Georgia 30305


               For Information, Shareholder Services and Requests:
                                (800) 831 - 9922



         GLOBALT Growth Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital. The Fund seeks to achieve its objective by investing in a broad range of equity securities of U.S. companies believed by its Adviser, GLOBALT, Inc., to offer superior growth potential. As the Adviser believes exposure to rapidly growing foreign markets enhances growth potential, all stocks in the Fund's portfolio will be of companies which compete in both U.S. and foreign economies and thus, in the Adviser's opinion, are globally positioned for success.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




ASA029CF-121197-1

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees............................................................1.17%
12b-1 Charges...............................................................NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................1.17%

1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 2).


2 The Adviser has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were ____% of average net assets and total fund operating expenses were ____% of average net assets.


The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

         1 Year   3 Years          5 Years           10 Years
         ------   -------          -------           -------
          $12       $37             $64               $142

                              FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                               [insert highlights]


                                    THE FUND

         GLOBALT Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 20, 1995 and commenced operations on December 1, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is GLOBALT, Inc. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital. The Fund seeks to achieve its objective by investing primarily in a broad range of equity securities of U.S. companies which the Adviser believes offer superior growth potential, based on certain fundamental and technical standards of selection. As the Adviser believes exposure to rapidly growing foreign markets enhances growth potential, all stocks in the Fund's portfolio will be of companies which compete in both U.S. and foreign economies and thus, in the Adviser's opinion, are globally positioned for success. The Adviser will only purchase stocks of companies that are expected to derive at least 20% of their revenues outside of the U.S. It is anticipated that, in the aggregate, the stocks in the Fund's portfolio will derive at least 50% of their revenues outside of the U.S. and as a result will provide higher relative growth than the S&P 500 Index.

         The Fund is designed for investors with a long term wealthbuilding horizon and is particularly suitable for retirement and educational funds. The Adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of industries and companies. After screening for securities with exposure to foreign markets, the Adviser uses a disciplined selection process to assemble a portfolio which it anticipates will have at least a 50% exposure to foreign markets and will be highly diversified across economic sectors. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation, although current income is also expected.

         The Adviser has been managing income accounts for its clients since 1991. The performance of all accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1997, the assets in those accounts totaled approximately $___ million. The Adviser's total assets under management were approximately $___ million as of _____________.


     Summary of Annual Investment Returns of the Fund and GLOBALT, Inc. Managed Accounts *

                  Period            Fund                      Managed Accounts                            S&P 500
                  ------            ----                      ----------------                            -------


                  1991                                             35.4%                                   30.5%
                  1992                                              7.8%                                    7.6%
                  1993                                             18.9%                                   10.1%
                  1994                                            - 0.7%                                    1.3%
                  1995              6.4%**                         36.5%                                   37.6%
                  1996              20.0%                          21.8%                                   22.9%
                  1997              ____%                         _____%                                   ____%



Average Annual Total Return
Since Fund Inception
(12/1/95)                           ____%                         ____%                     ____%


Average Annual Total Return
Since Managed Accounts
Inception (1/1/91)                  N/A                           ____%                     ____%



     * The GLOBALT, Inc. managed account performance is the time-weighted, dollar-weighted average total return associated with a composite of equity accounts having objectives similar to the Fund, and is unaudited. The composite does not include non-discretionary or otherwise restricted accounts because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

         The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.



                                                       - 4 -




         THE PERFORMANCE OF THE ACCOUNTS MANAGED BY THE ADVISER DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE FUND, AND SHOULD NOT BE CONSIDERED INDICATIVE OF FUTURE PERFORMANCE OF THE FUND. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitation, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

** For the period December 1, 1995 (commencement of operations) through December 31, 1995, not annualized.

         The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) of U.S. companies, regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Substantially all equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. The Fund will not invest in foreign securities.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND


         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $25,000 and minimum subsequent investments of $5,000. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase


         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to GLOBALT Growth Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: GLOBALT Growth Fund            Overnight: GLOBALT Growth Fund
      c/o American Data Services, Inc.          c/o American Data Services, Inc.
          P.O. Box 5536                             Hauppauge Corporate Center
          Hauppauge, New York  11788-0132           150 Motor Parkway
                                                    Hauppauge, New York  11760


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at (800) 831-9922 to set up your account and obtain an account number. You should be prepared to provide the information on the application to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA # 0420-0001-3
                  Attn: GLOBALT Growth Fund
                  D.D.A. # 483889739
                  Account Name ________________ (write in shareholder name) For the Account # ________________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to GLOBALT Growth Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

OTHER PURCHASE INFORMATION

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


                                    GLOBALT Growth Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 831-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 831 - 9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. The Adviser manages larger capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. Angela Allen, President of the Adviser, and Samuel Allen, Chairman of the Adviser, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.17% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

EQUITY SECURITIES

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, convertible debentures, rights and warrants) and investment companies which invest primarily in the above. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate.

FIXED INCOME SECURITIES

         The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     CORPORATE DEBT SECURITIES - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. GOVERNMENT OBLIGATIONS - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

LOANS OF PORTFOLIO SECURITIES

          The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

GENERAL

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may invest in time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets.

                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         PORTFOLIO TURNOVER. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.


         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.


                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

                  The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

INVESTMENT ADVISER                         ADMINISTRATOR
GLOBALT, Inc.                              AmeriPrime Financial Services, Inc.
3060 Peachtree Road, N.W.                  1793 Kingswood Drive, Suite 200
One Buckhead Plaza, Suite 225              Southlake, Texas  76092
Atlanta, Georgia  30305

CUSTODIAN                                  DISTRIBUTOR
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 641084                            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                    Southlake, Texas  76092

TRANSFER AGENT (ALL PURCHASE AND          AUDITORS
REDEMPTION REQUESTS)                      McCurdy & Associates CPA's, Inc.
American Data Services, Inc.              27955 Clemens Road
Hauppauge Corporate Center                Westlake, Ohio  44145
150 Motor Parkway
Hauppauge, New York  11760

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.


                                                       - 14 -
                                                            14

                                TABLE OF CONTENTS

Page

         SUMMARY OF FUND EXPENSES............................................  2
                  Shareholder Transaction Expenses...........................  2
                  Annual Fund Operating Expenses.............................  2

         FINANCIAL HIGHLIGHTS................................................  3

         THE FUND............................................................  3

         INVESTMENT OBJECTIVE AND STRATEGIES.................................  3

         HOW TO INVEST IN THE FUND............................................ 5
                  Initial Purchase............................................ 6
                           By Mail...........................................  6
                           By Wire............................................ 6
                  Additional Investments.....................................  6
                  Tax Sheltered Retirement Plans.............................  7
                  Other Purchase Information.................................  7

         HOW TO REDEEM SHARES................................................. 7
                           By Mail............................................ 7
                           By Telephone......................................  8
                           Additional Information............................. 8

         SHARE PRICE CALCULATION.............................................  8

         DIVIDENDS AND DISTRIBUTIONS.......................................... 9

         TAXES...............................................................  9

         OPERATION OF THE FUND............................................... 10

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.......... 11
                  Equity Securities.......................................... 11
                  Fixed Income Securities.....................................11
                           Corporate Debt Securities......................... 11
                           U.S. Government Obligations....................... 12
                  Loans of Portfolio Securities ............................. 12
                  General.....................................................12

         GENERAL INFORMATION................................................. 12
                           Fundamental Policies.............................. 12
                           Portfolio Turnover................................ 12
                           Shareholder Rights................................ 13

         PERFORMANCE INFORMATION............................................. 13

         FLORIDA STREET FUNDS


PROSPECTUS                                                     February 13, 1998


                               247 Florida Street
                              Baton Rouge, LA 70801


               For Information, Shareholder Services and Requests:
                                 (800) 890-5344



         Florida Street Bond Fund. The investment objective of the Florida Street Bond Fund is to provide total return to its shareholders over the long term. The Fund's investment advisor, CommonWealth Advisors, Inc. (the
"Advisor"), seeks to achieve this objective by investing primarily in a portfolio of high yield, non-investment grade securities issued in many of the world's securities markets. Under normal circumstances, the Fund will invest at least 65% of its total assets in bonds and other debt securities, and thus it is expected that the Fund will generate a high level of current income. However, the Advisor will also consider the potential for capital appreciation in making investments for the Fund's portfolio, and may invest in preferred stock, convertible bonds and other securities (including equity securities) without regard to yield characteristics.

         Florida Street Growth Fund. The investment objective of the Florida Street Growth Fund is to provide total return to its shareholders over the long term. The Advisor seeks to achieve this objective by investment primarily in a portfolio of equity securities that the Advisor believes are undervalued by the market place. However, the Fund may also invest in bonds and other fixed income securities that the Advisor believes are consistent with the Fund's objective.

         The Funds are "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. Each Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Funds at the phone number listed above.


         The  Florida  Street  Bond Fund may  invest up to 100% of its assets in non-investment grade securities, commonly known as "junk bonds," that entail greater risks, including default risks, than those found in investment grade securities. The Florida Street Growth Fund may also invest in junk bonds. Investors should carefully consider these risks before investing. See "Investment Objective and Strategies," page ____; "Risk Considerations, page ______; and "Investment Policies and Techniques," page _______.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.










ASA02B5C-121297-1

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that each Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Funds. In addition, the Funds do not have a 12b-1 Plan. Unlike most other mutual funds, neither Fund pays directly for transfer agency, pricing, custodial, auditing or legal services, nor does either Fund pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.




Shareholder Transaction Expenses


                                                           Florida Street
                                    Bond Fund

                                                                                            Florida Street Growth Fund


Sales Load Imposed on Purchases

                                      NONE

                                                                                            NONE

Sales Load Imposed on Reinvested Dividends
                                      NONE
                                                                                            NONE

Deferred Sales Load
                                      NONE
                                                                                            NONE

Redemption Fees
                                      NONE
                                                                                            NONE

Exchange Fees
                                      NONE
                                                                                            NONE





Annual Fund Operating Expenses
  (as a percentage of average net assets)






Management Fees (after fee waiver)                          0.75%                         0.90%
12b-1 Charges                                               NONE                          NONE
Other Expenses2                                             0.00%                         0.90%
Total Fund Operating Expenses (after fee waiver)1






     1 Each Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 2). Expense information has been restated to reflect current fee
     2 Each Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than of .001% of average net assets for the first fiscal year.


         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund.

Example

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                       1 Year           3 Years
                                                                       ------           -------


         Florida Street Bond Fund                                       $08                $24
         Florida Street Growth Fund                                     $09                $29







                              FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the period August 4, 1997 (commencement of operations) through October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                          [INSERT FINANCIAL HIGHLIGHTS]

         THE FUNDS

         Florida Street Bond Fund and Florida Street Growth Fund (each a "Fund" or collectively the "Funds") were organized as non-diversified series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on June 10, 1997. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment advisor to each Fund is CommonWealth Advisors, Inc. (the "Advisor"). The Funds are referred to, and may conduct business as, the "Florida Street Funds."

         INVESTMENT OBJECTIVE AND STRATEGIES

Florida Street Bond Fund

         The investment objective of the Florida Street Bond Fund is to provide total return to its shareholders over the long term. The Advisor seeks to achieve this objective by investing primarily in a portfolio of high yield, non-investment grade securities issued in many of the world's securities markets. Under normal circumstances, the Fund will invest at least 65% of its total assets in bonds and other debt securities, and thus it is expected that the Fund will generate a high level of current income. However, the Advisor will also consider the potential for capital appreciation in making investments for the Fund's portfolio, and may invest in preferred stock, convertible bonds and other securities (including equity securities) without regard to yield characteristics.

         The Fund intends to invest in Brady bonds and other sovereign debt and in high risk, lower quality debt securities commonly referred to as "junk bonds", as well as in the debt securities of issuers located in emerging markets. Junk bonds are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. It is anticipated that the Fund's assets will primarily be invested in high yield, non-investment grade debt securities of both governmental and corporate issuers in both the major industrialized markets and the so-called "emerging markets." The use of junk bonds, foreign securities (particularly from emerging markets) and certain other investments and investment techniques will subject the Fund to greater risk than is typical for most bond funds. There also is additional risk because the Fund is non-diversified.
See "Investment Policies and Techniques" and "Risk Considerations".

         The Fund generally invests in securities which are rated BB or lower by S&P or Baa or lower by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Securities which are rated BB by S&P or Baa by Moody's possess some speculative characteristics. A description of the rating categories is contained in the Appendix herein. There is no lower limit with respect to the rating categories for securities in which the Fund may invest. See "Risk
Factors: Risks of Investing In High Yield Securities ("Junk Bonds")" herein.

         The Fund is not required to dispose of debt securities whose credit quality declines at some point after the security is purchased; however, no more than 25% of the Fund's assets will be invested at any time in securities rated less than CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. S&P's lowest rating for bonds is CI, which is reserved for income bonds on which no interest is being paid, and D, which is reserved for debt in default and in respect of which payment of interest or repayment of principal is in arrears. Moody's lowest rating is C, which is applied to bonds which have extremely poor prospects for ever attaining any real investment standing. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Advisor, the issuer may resume interest payments in the near future. The Fund will not invest more than 15% of its total assets (at the time of purchase) in defaulted debt securities, which may be illiquid. Other than as set forth above, there is no restriction on the percentage of the Fund's assets which may be invested in bonds of a particular rating.

         The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including multi-currency units such as European Currency Units. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency (or multi- currency unit) of another country.

Florida Street Growth Fund

         The investment objective of the Florida Street Growth Fund is to provide total return to its shareholders over the long term. The Advisor seeks to achieve this objective by investment primarily in a portfolio of equity securities that the Advisor believes are undervalued by the market place. However, the Fund may also invest in bonds and other debt securities that the Advisor believes are consistent with the Fund's objective. Certain investments eligible for purchase by the Fund entail risks. There also is additional risk because the Fund is non-diversified. See "Investment Policies and Techniques" and "Risk Considerations".

         In searching for investments for the Fund, the Advisor employs a "value style" that focuses on a low current price relative to the Advisor's view regarding long-term future value. The Advisor gauges the ability of a company to build long-term value while minimizing long-term investment risk, assesses the quality and quantity of a company's resources, and estimates how those resources might be converted into earnings over time.

General

         For temporary defensive purposes under abnormal market or economic conditions, either Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. Either Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither Fund can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund, and the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" and "Risk Considerations" for a more detailed discussion of each Fund s investment practices and the risks involved in such practices.


         HOW TO INVEST IN THE FUNDS

         Each Fund is "no-load" and shares of each Fund are sold directly to investors on a continuous basis, subject to the following minimums: minimum initial investment of $1,000 and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Funds will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase


         By Mail - You may purchase shares of each Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Florida Street Funds, and sent to the to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

         U.S Mail                Overnight:
Florida Street Funds             Florida Street Funds
c/o American Data Services, Inc. c/o American Data Services, Inc.
P.O. Box 5536                     Hauppauge Corporate Center
Hauppauge, New York  11788-0132  150 Motor Parkway
                                 Hauppauge, NY  11760


Please identify the Fund(s) in which you wish to invest. Your purchase of shares of a Fund will be effected at the next share price calculated after receipt of your investment.

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-890-5344 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

               Star Bank, N.A. Cinti/Trust
               ABA #0420-0001-3
               for Florida Street Bond Fund D.D.A. # __________________ for Florida Street Growth Fund D.D.A. # __________________ Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

Additional Investments

         You may purchase additional shares of either Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Florida Street Funds and should be sent to the above listed address. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Funds from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value next determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:
                              Florida Street Funds
                        c/o American Data Services, Inc.
                                 P.O. Box 5536
                            Hauppauge, NY 11788-0132


"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in a Fund by calling the Transfer Agent at (800) 890-5344. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         By Systematic Withdrawal Plan - As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholders account must have Fund shares with a value of at least $10,000 in order to start a systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal program is $100. This Program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of your instructions. Shares will be sold within three business days before month-end. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder s account, the account ultimately may be depleted.


         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 890-5344. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.


         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in a Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in each Fund to the minimum amount within the 30 day period. Each share of each Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                             SHARE PRICE CALCULATION

         The value of an individual share in a Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS


         The Florida Street Growth Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Florida Street Bond Fund intends to declare substantially all of its net investment income as dividends to its shareholders on a daily basis and to pay such dividends monthly. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.


         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.


         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.


         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from a Fund.

         On the application or other appropriate form, the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                             OPERATION OF THE FUNDS


         Each Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Funds retain various organizations to perform specialized services. The Funds retain CommonWealth Advisors, Inc., 247 Florida Street, Baton Rouge, LA 70801 (the "Advisor") to manage the assets of each Fund. The Florida Street Bond Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.10% of the Fund's average daily net assets, and the Florida Street Growth Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.35% of the Fund's average daily net assets. Effective November 1, 1997, and until further notice, the Advisor intends to waive a portion of its management fee in order to reduce total operating expenses of the Florida Street Bond Fund from 1.10% to .75%, and of the Florida Street Growth Fund from 1.35% to 0.90%. The Advisor pays all of the operating expenses of the Funds except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the Advisor.


     The Advisor, a Louisiana corporation, is an independent investment advisory firm that has provided investment supervisory services and financial planning to individuals, financial institutions, corporations, trusts, estates, charitable organizations, and retirement plans since 1991. Walter A. Morales is responsible for the day-to-day management of the Florida Street Bond Fund. Mr. Morales began privately managing individual common stocks in 1984, and has served as the Advisor's president and chief investment manager since its founding in 1991. Mr. Morales has a Masters in Business Administration and a B.S. degree in Chemistry from Louisiana State University and previously worked as a Vice President and Senior Trust Investment Officer for Baton Rouge Bank and Trust, and as an Investment Broker for A.G. Edwards and Sons, Inc. Richard L. Chauvin, Jr. is responsible for the day-to-day management of the Florida Street Growth Fund. Mr. Chauvin is Senior Vice President and Fund Manager of the Advisor. Prior to joining the Advisor in 1996, Mr. Chauvin served as Regional Director of Portfolio Management at Bank One Investment Advisors ("BOIA") where he managed a $100 million equity mutual fund and numerous accounts for individuals and foundations. Mr. Chauvin joined the Trust Division of the former Louisiana National Bank ("LNB") in 1978. LNB became Premier Investment Advisors which became BOIA.


         The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor (not the Fund). The Funds retain AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the Florida Street Bond Fund, the Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.050% of the Fund's average daily net assets (subject to a minimum annual payment of
$25,000). For the Florida Street Growth Fund, the Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $25,000). The Funds retain American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11760 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of each Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute Fund transactions.



                               RISK CONSIDERATIONS

         RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS"). Lower-rated long-term securities, including securities rated from BB to D by S&P or Ba to C by Moody's or, if unrated, of comparable quality in the opinion of the Advisor, will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of the reduced creditworthiness and increased risk of default that these securities carry. Lower-rated long-term securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated long-term securities also involve greater sensitivity to significant increases in interest rates. Short-term corporate and market developments affecting the prices and liquidity of lower-rated long-term securities could include adverse news impacting major issues or underwriters or dealers in lower-rated long-term or unrated securities. In addition, since there are fewer investors in lower-rated long-term securities, it may be harder to sell securities at an optimum time.

         An economic downturn may adversely affect the value of some lower-rated long-term bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated long-term bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated long-term securities may receive less principal and interest than originally expected at the time such bonds were purchased. In the event of a restructuring, the Funds may bear additional legal or administrative expenses in order to maximize recovery from an issuer. The secondary trading market for lower-rated long-term bonds is generally less liquid than the secondary trading market for higher-rated bonds.

         The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

         Factors adversely affecting the market value of high yield and other Fund securities will adversely affect the corresponding Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its Fund holdings.

         RISKS OF INVESTING IN FOREIGN SECURITIES. Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect a Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by a Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, each Fund is also authorized to enter into certain foreign currency exchange transactions. Furthermore, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

         RISKS OF INVESTING IN EMERGING MARKETS. The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The world's emerging markets generally include but are not limited to the following:
Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         RISKS OF INVESTINGS IN OPTIONS AND FUTURES CONTRACTS. Options and futures contracts ("Futures") can be volatile investments, and involve certain risks. Options and Futures may fail as hedging techniques in cases where the price movements of the securities underlying the options and Futures do not follow the price movements of the portfolio securities subject to the hedge. Successful use by a Fund of options and Futures will be subject to the Advisor s ability to correctly predict movement in the direction of interest rates, the security market generally or of a particular industry, and other economic factors. This requires different skills and techniques than predicting changes in the price of individual securities. A Fund could experience losses if it can not close out its positions because of an illiquid secondary market. In addition, losses from certain Futures transactions are potentially unlimited. See the sections describing options and futures under "Investment Policies and Techniques" (page ____) for additional risk information.

         NON-DIVERSIFIED INVESTMENT COMPANY. Each Fund is classified as a "non-diversified" investment company and, as such, each may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund. As each Fund intends to comply with Subchapter M of the Code, each Fund may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer. With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in one issuer.


     ADDITIONAL INVESTMENT INFORMATION. Neither Fund will have more than 25% of the current value of its total assets invested in any single industry. This restriction does not apply to debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.


         The Advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                       INVESTMENT POLICIES AND TECHNIQUES

         This section contains general information about various types of securities and investment techniques that each Fund may purchase or employ.

         EQUITY SECURITIES. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDR"), Global Depository Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.
Smaller companies are especially sensitive to these factors.

         Each Fund stresses four criteria in selecting equity investments:

     (1) A strong financial position, as measured not only by balance sheet data but also measured by off-balance sheet liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information)

     (2) Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

     (3) Availability of comprehensive and meaningful financial and related information. The availability of financial statements and information which provide the Advisor with reliable benchmarks to aid in understanding the business, its values and its dynamics.

     (4) Availability of the security at a market price which the Advisor believes is at a substantial discount to the Advisor's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate, or based on other measures the Advisor believes reflect the security s value such as price to earnings, price to sales, price to cash flow, price to book value.

         DEBT SECURITIES . Each Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

         Lower-quality foreign government securities are often considered to be speculative and involve greater risk of default or price changes, or they may already be in default. These risks are in addition to the general risks associated with foreign securities.

         Each Fund intends to invest for the most part in debt securities which the Advisor believes will provide above-average current yields or yields to maturity. When selecting debt instruments, the Advisor stresses:

     (1) Strong investor protection in the form of covenants contained in loan agreements and other contracts that establish the terms of the debt instrument; and

     (2) Appraisals of the business' financial position and operating outlook, as well as the Advisor's appraisal of values that might be realized in a reorganization or upon the sale of assets or the liquidation of the issuer.

         The Advisor will also use its best judgment as to the most favorable range of maturities. In general, a Fund will acquire debt issues which have a senior position in an issuer's capitalization.

         PREFERRED STOCK. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         WARRANTS. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.


         MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed securities and derivative mortgage-backed securities, including "principal only" and "interest only" components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. These securities have special risk characteristics. The Advisor intends to invest in these securities only when it believes, after analysis, that there is unlikely to ever be a default by either the issuer or the guarantor of these securities. These securities do, nonetheless, entail considerable market risk (i.e., fluctuations in quoted prices for the instruments), interest rate risk, prepayment risk and inflation risk.

         The Funds may invest in residential mortgage-backed securities representing participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators including stripped mortgage-backed securities ("SMBS") of the U.S. Government and certain of its agencies and instrumentalities. An SMBS is described as "stripped" because some of the equity or interest components of the security is removed from the package. The Fund will not invest in non-investment grade subordinated classes of residential mortgage-backed securities and may invest in commercial mortgage-backed securities.


         SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving none or only a small portion of the interest and all or a larger portion of the principal from the mortgage assets, while the other classes will receive primarily or entirely interest and none or only a small portion of the principal.

         Prepayments of principal generally may be made at any time without penalty on residential mortgage-backed securities. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. Changes in prepayment rates may change the yield to maturity of the security and amounts available for reinvestment from such securities by the Fund are likely to be greater during periods of relatively low or declining interest rates and therefore are likely to be reinvested at lower rates than during a period of relatively high interest rates. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value. Due to the unprecedented volatility of prepayment and interest rates during the past two years, many mortgage-backed securities have experienced substantial losses in market value. The Fund's Advisor believes that many of these securities are currently trading at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by the Fund could provide high yield and total return in comparison to risk levels.

         Current federal income tax law requires that companies such as the Funds which seek to qualify for pass-through federal income tax treatment as regulated investment companies distribute substantially all of their net investment income each year, including non-cash income such as income from principal only mortgage-backed securities. Accordingly, the Fund may be required to distribute to its shareholders each year the interest it is deemed to earn on principal only mortgage-backed securities even though it receives no cash interest payments.

         U.S. Government Securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

         ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risks of Investing in Foreign Securities" herein.
         PUTS. Each Fund may purchase bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of the Fund and subject to the supervision of the Trustees of the Fund, the purpose of this practice is to permit a Fund to be fully invested in securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and to facilitate the Advisor s ability to manage the Fund actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts. The amortized cost method is used by the Funds to value securities with maturities of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

         ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the  security  and  perceived  credit  quality of the issuer.  Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

         STRIPS.  The  Federal  Reserve  creates  STRIPS  (Separate  Trading  of
Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

         Floating Rate Bonds may have interest rates that move in tandem with a benchmark, helping to stabilize their prices.

         SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

         BRADY BONDS. "Brady bonds" are bonds issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady plan." Brady bonds have been issued by the governments of Argentina, Costa Rica, Mexico, Nigeria, Uruguay, Venezuela, Brazil and the Philippines, as well as other emerging market countries. Most Brady bonds are currently rated below BBB by S&P or Baa by Moody's. While the Advisor is not aware of the occurrence of any payment defaults on Brady bonds, investors should recognize that these debt securities have been issued only recently and, accordingly, do not have a long payment history. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.

         RULE 144A SECURITIES are securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of each Fund, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.
         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

         REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund temporarily transfers possession of a Fund instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its assets. A reverse repurchase agreement is a form of borrowing and will be counted towards each Fund's borrowing restrictions. See "Leverage" below.

         INVESTMENT COMPANIES. The Funds may invest without limitation in other registered investment companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by each Fund may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

         SECURITIES LENDING. Each Fund may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

         The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         LEVERAGE. Each Fund may borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of Fund securities. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of each Fund's securities and the corresponding Fund's net asset value and money borrowed by a Fund will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.


         FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS. Each Fund may invest without limitation in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund. To the extent a Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses. See "Derivatives" on pages of the Prospectus.


         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.


         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.


         TRADE CLAIMS. Each Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

         An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

         INVESTMENT IN RELATIVELY NEW ISSUES. Each Fund may invest in the common stock and debt securities of selected new issuers (i.e., those having continuous operating histories of less than three years). If a Fund invests in debt securities of new issuers, it will only be in those issues where the Advisor believes there are strong contractual protections for the holder. If issuers meet the investment criteria discussed above, the Funds may invest in securities without respect to the age of the issuer. Investments in new issuers may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

         Loan Participations and Assignments. Each Fund may invest in fixed and floating rate loans arranged through private negotiations between a borrower and one or more lending institutions. The majority of the Funds' investments in loans in emerging markets is expected to be in the form of participations in loans ("Participations") and assignments of portions of loans from third parties ("Assignments"). The Funds may also invest in loans, Participations or Assignments of loans to borrowers located in the industrialized world. Participations typically will result in a Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Funds will acquire Participations only if the lender interpositioned between the Fund and the borrower is determined by the Advisor to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan; however, since Assignments are arranged through private negotiations between the potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

         A Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Funds anticipate that such securities could only be sold to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Funds' ability to dispose of particular Assignments or Participations when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult in valuing the Funds and, therefore, calculating the net asset value per share of the Funds. All Assignments and Participations shall be considered to be illiquid securities by the Funds. The investment by a Fund in illiquid securities, including Assignments and Participations, is limited to a total of 15% of its net assets.

         DERIVATIVES. Each Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of a Fund and when consistent with a Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a Fund position or an anticipated investment position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         OPTIONS ON FOREIGN CURRENCIES. Each Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of Fund securities and against increases in the U.S. dollar cost of securities to be acquired. A Fund may use options on foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, a Fund may purchase call options on a foreign currency when the investment Advisor anticipates that the currency will appreciate in value.

         There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until it closes out the options or the options expire or are exercised. Similarly, if the Fund is unable to close out options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs. The Funds pay brokerage commissions or spreads in connection with options transactions.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Funds' ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         OPTIONS ON STOCKS, BONDS AND STOCK AND BOND INDICES. Each Fund may write and purchase covered and uncovered options on stocks or bonds. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

         Each Fund may purchase and write put and call options on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier."

         FUTURES CONTRACTS ON STOCK AND BOND INDICES. Each Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of domestic or foreign securities ("Futures Contracts"). This investment technique may be used as a low cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

         When used for hedging purposes, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. The risks of Futures Contracts also include a potential lack of liquidity in the secondary market and incorrect assessments of market. The loss from investing in Futures Contracts is potentially unlimited. Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for a Fund. A Fund may not purchase or sell a Futures Contract, or purchase an option on a Futures Contract, if immediately thereafter its aggregate outstanding margin deposits and premiums on such contracts and options would exceed 5% of the market value of the Fund's total assets.

         OPTIONS ON FUTURES CONTRACTS. Each Fund may invest in options on futures contracts for hedging purposes. There can be no assurance that the use of these Fund strategies will be successful. The risks associated with options on futures contracts are similar to those risks associated with futures contracts and options on stocks, bonds and indices.

         ASSET COVERAGE. To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, a Fund will cover such transactions, as required by the SEC, either by owning the underlying securities, entering into an offsetting transaction, or by segregating with the Fund's custodian liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

         SHORT SALES. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, a Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid debt assets equal to the market value of the securities sold less any collateral deposited with its broker. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

         ILLIQUID SECURITIES. Each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Neither Fund will invest more than 15% of its net assets in illiquid securities.

     General. Each Fund may invest up to 5% of its net assets in each of the following: municipal bonds, certificates of deposit, time deposits and banker's acceptances.
                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES . The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         FUND TURNOVER . Neither Fund intends to purchase or sell securities for short term trading purposes. However, if the objectives of a Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that portfolio turnover will average less than 200% for the Florida Street Bond Fund and less than 100% for the Florida Street Growth Fund. The brokerage commissions incurred by the Florida Street Bond Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Florida Street Bond Fund's higher turnover rate may result in the realization for federal tax purposes of more net capital gains, and any distributions derived from such gains may be ordinary income.
         Shareholder Rights . Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights.

                             PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for each Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.



         Each  Fund  may  also  include  in   advertisements   data   comparing
performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the S&P 1500 Index, the Dow Jones Industrial Average, the Merrill Lynch High Yield Index and the Russell 2000 Index.

The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in each Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.


         Each Fund acknowledges that it is solely responsible for the informaiton or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefore. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

         APPENDIX A
                                       DESCRIPTION OF CORPORATE BOND RATINGS
                                        STANDARD & POOR'S RATINGS SERVICES

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.      Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         MOODY'S INVESTORS  SERVICE,  INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                       - 1 -
Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Investment Advisor                   Administrator
CommonWealth Advisors, Inc.          AmeriPrime Financial Services, Inc.
247 Florida Street                   1793 Kingswood Drive, Suite 200
Baton Rouge, LA  70801               Southlake, Texas  76092

Custodian                            Distributor
Star Bank, N.A.                      AmeriPrime Financial Securities, Inc.
P.O. Box 1118                        1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264              Southlake, Texas  76092

Transfer Agent (all purchases and   Independent Auditors
all redemption requests)            McCurdy & Associates CPA's, Inc.
American Data Services, Inc.        27955 Clemens Road
Hauppauge Corporate Center          Westlake, Ohio  44145
150 Motor Parkway
Hauppauge, NY  11760

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by each Fund. This Prospectus does not constitute an offer by the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                 TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES                                                       2
         Shareholder Transaction Expenses                                      2
         Annual Fund Operating Expenses                                        2

FINANCIAL HIGHLIGHTS                                                           3

THE FUNDS                                                                      3

INVESTMENT OBJECTIVE AND STRATEGIES                                            3
         General                                                               4

HOW      TO INVEST IN THE FUND
          Initial  Purchase                                                   4
         Additional
         Investments                                                           5
         Automatic Investment Plan                                             5
         Tax Sheltered Retirement Plans                                        5
         Other Purchase Information                                            5

HOW TO REDEEM SHARES                                                           6
         By Mail                                                               6
         By Telephone                                                          6
         By Systematic Withdrawal Plan                                         6
         Additional Information                                                6

SHARE PRICE CALCULATION                                                        7

DIVIDENDS AND DISTRIBUTIONS                                                    7

TAXES                                                                          7

OPERATION OF THE FUNDS                                                         8

RISK CONSIDERATIONS                                                            9

INVESTMENT POLICIES AND TECHNIQUES                                            11

GENERAL INFORMATION                                                           19
         Fundamental Policies                                                 19
         Fund Turnover                                                        19
         Shareholder Rights                                                   19

PERFORMANCE INFORMATION                                                       19

PROSPECTUS                                                     February 13, 1998


                             IMS CAPITAL VALUE FUND


                            10159 S.E. Sunnyside Road
                                    Suite 330
                             Portland, Oregon 97015

               For Information, Shareholder Services and Requests:
                                 (800) 934-5550

The investment objective of the IMS Capital Value Fund (the "Fund") is to provide long term growth for its shareholders. IMS Capital Management, Inc. (the "Advisor") applies a value-oriented, contrarian investment philosophy to reduce risk while enhancing potential returns. The Advisor seeks to reduce risk through diversification and by focusing on large, high quality, dividend-paying U.S. companies. The Advisor strives to maximize potential returns by purchasing companies at historically low prices, when they are temporarily out of favor and contrary to conventional wisdom.

The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above.










THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





ASA02D87-121197-1

                            SUMMARY OF FUND EXPENSES


         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.


         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)


Management Fees............................................................1.59%
12b-1 Charges...............................................................NONE
Other Expenses 1 (after reimbursement).....................................0.33%
Total Fund Operating Expenses1 (after reimbursement).......................1.92%

1 The Advisor has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were ____% of average net assets and total fund operating expenses were ____% of average net assets.


         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:


        1 Year  3 Years           5 Years           10 Years
        ------  -------           -------           --------


       $19        $60              $103               $224

                              FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.


                          [INSERT FINANCIAL HIGHLIGHTS]


                                    THE FUND

         IMS Capital Value Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on July 30, 1996, and commenced operations on August 1, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is IMS Capital Management, Inc. (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the IMS Capital Value Fund is to provide long term growth for its shareholders. IMS Capital Management, Inc. (the "Advisor") applies a value-oriented, contrarian investment philosophy to reduce risk while enhancing potential returns. The Advisor seeks to reduce risk through diversification and by focusing on large, high quality, dividend-paying U.S. companies. The Advisor strives to maximize potential returns by purchasing companies at historically low prices, when they are temporarily out of favor and contrary to conventional wisdom.

         The Advisor will purchase stocks of companies which, in its estimation, are unfairly valued due to special and temporary circumstances. The Advisor selects stocks which it believes possess limited downside risk, yet have the potential to produce significant gains. The Advisor will select either growth or value stocks that are trading significantly below their previous highs, if such securities are also determined by the Advisor to be trading at substantial discounts from their intrinsic values. The companies selected generally will be highly visible, household names that trade on the New York Stock Exchange and that historically have had market capitalizations of at least one billion dollars. These well-capitalized, globally-diversified companies generally have the resources to weather negative business conditions successfully and provide both growth and stability. The Advisor seeks to further limit investment risk by diversifying across a broad range of industries and companies. Because of its diversified, large company focus, the Fund is designed to be a "core holding" within a typical investor's asset mix.

         The Advisor believes that investors tend to overreact to short-term negative events, which can in turn create undervalued security prices. For this reason, the Advisor applies a patient approach to stock selection. Through a careful process of company research and analysis, the Advisor selects companies for potential purchase based on various criteria outlined below. A target buy price is established for each company - generally well below the current price. Companies are then tracked and monitored until the right combination of events or market conditions creates a buying opportunity at or below the target price. The Advisor seeks to identify situations where the reasons for a stock's decline are misunderstood, temporary and solvable. A company is purchased only after the Advisor has determined that investing in the security is timely given the nature and reasons for its decline. When analyzing companies, particular emphasis is given to securities with a high potential for gain upon return to historical levels, securities trading at a discount to the Advisor's estimation of the company's fair market value (based on projected future cash flow, balance sheet characteristics, and future earnings), and securities trading at the low end of their historical fundamental valuation ranges based on current financial ratios such as price-to-cash flow, price-to-book value and price-to-earnings.

         By owning a diversified collection of large U.S. companies that, as a group, have already experienced a "correction" (i.e., as a group are generally trading at 30% or more below historical levels), the Advisor believes that the Fund, by design, may weather "bear" (down) markets more favorably than other funds with similar investment objectives. The Advisor can, however, provide no assurances to that effect. The Advisor typically holds companies for three to five years at a time, and therefore believes that the Fund may not be appropriate for those with shorter time horizons.

         The Advisor has been managing equity accounts for its clients since 1988. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Advisor in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance below are the same as those responsible for the investment management of the Fund.

                       IMS CAPITAL MANAGEMENT PERFORMANCE
                   SUMMARY [A Graph with the following data is
                           included in the Prospectus]


                  FUND                      IMS CAPITAL MANAGEMENT                                            S&P 500 INDEX



1991                                                 $14,103                                                     $13,040
1992                                                 $18,620                                                     $14,038
1993                                                 $23,236                                                     $15,441
1994                                                 $23,124                                                     $15,461
1995                                                 $26,366                                                     $21,490
1996              $_______**                         $______                                                     $______
1997              $_______***                        $_______                                                    $______


Growth of $10,000 invested January 1, 1991 to December 31, 1996.

*        THE ADVISOR'S TOTAL RETURNS BY YEAR WERE AS FOLLOWS:  1991 41.03%, 1992 32.03%, 1993
         24.79%, 1994 0.48%, 1995 14.02%, 1996 _____%, 1997 ____%.  THE ADVISOR'S PERFORMANCE
         FIGURES REFLECT THE USE OF TIME-WEIGHTED, DOLLAR-WEIGHTED AVERAGE ANNUALIZED TOTAL RETURNS FOR
         THE ADVISOR'S EQUITY ACCOUNTS HAVING OBJECTIVES SIMILAR TO THE FUND.  THE RESULTS ARE AUDITED
         BY AN INDEPENDENT CERTIFIED PUBLIC ACCOUNTING FIRM.  THE COMPOSITE INCLUDES ALL FEE-PAYING,
         DISCRETIONARY, INDIVIDUAL STOCK PORTFOLIOS ABOVE $10,000.  OTHER ACCOUNTS OF THE ADVISOR ARE
         EXCLUDED FROM THE COMPOSITE BECAUSE THE NATURE OF THOSE ACCOUNTS MAKE THEM INAPPROPRIATE
         FOR PURPOSES OF COMPARISON.  IN ADDITION, PERFORMANCE OF ACCOUNTS PRIOR TO 1991 IS EXCLUDED
         FOR THE SAME REASON.  IN 1988, NO ACCOUNT SATISFIED THE ADVISOR'S CRITERIA FOR INCLUSION IN THE
         COMPOSITE.  IN 1989 AND 1990, THE AGGREGATE ASSETS IN THE QUALIFYING ACCOUNTS WERE TOO SMALL
         TO PROVIDE DIVERSIFICATION COMPARABLE TO THAT OF A DIVERSIFIED MUTUAL FUND, AND THEREFORE THE
         ADVISOR BELIEVES INCLUSION OF PERFORMANCE FOR THOSE YEARS WOULD BE MISLEADING.  PERFORMANCE
         FIGURES REFLECTED ARE NET OF ALL EXPENSES, INCLUDING TRANSACTION COSTS, COMMISSIONS AND
         MANAGEMENT FEES.  RESULTS INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.  THE
         PRESENTATION OF THE PERFORMANCE COMPOSITE COMPLIES WITH THE PERFORMANCE PRESENTATION
         STANDARDS OF THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH (AIMR).  COMPLETE
         PERFORMANCE PRESENTATION NOTES ARE AVAILABLE ON REQUEST.



                                                     - 4 -





         THE S&P 500 INDEX TOTAL RETURNS BY YEAR WERE AS FOLLOWS: 1991 30.40%, 1992 7.65%, 1993 10.04%, 1994 1.29%, 1995 37.41%, 1996 _____%, 1997
         _____%. THE S&P 500 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF MARKET ACTIVITY BASED UPON THE AGGREGATE PERFORMANCE OF A SELECTED PORTFOLIO OF PUBLICLY TRADED COMMON STOCKS, INCLUDING MONTHLY ADJUSTMENTS TO REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER
         DISTRIBUTIONS. THE S&P 500 INDEX REFLECTS THE TOTAL RETURN OF SECURITIES COMPRISING THE INDEX, INCLUDING CHANGES IN MARKET PRICES AS WELL AS ACCRUED INVESTMENT INCOME, WHICH IS PRESUMED TO BE REINVESTED. PERFORMANCE FIGURES FOR THE S&P 500 INDEX DO NOT REFLECT DEDUCTION OF TRANSACTION COSTS OR EXPENSES, INCLUDING MANAGEMENT FEES.

         THE FUND TOTAL RETURNS BY YEAR WERE ___% FOR THE PERIOD AUGUST 1, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1996, AND ___% FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997.


                  THE PERFORMANCE OF THE ACCOUNTS MANAGED BY THE ADVISOR DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE FUND AND SHOULD NOT BE CONSIDERED INDICATIVE OF FUTURE PERFORMANCE OF THE FUND. RESULTS MAY DIFFER BECAUSE OF, AMONG OTHER THINGS, DIFFERENCES IN BROKERAGE COMMISSIONS, ACCOUNT EXPENSES, INCLUDING MANAGEMENT FEES, THE SIZE OF POSITIONS TAKEN IN RELATION TO ACCOUNT SIZE AND DIVERSIFICATION OF SECURITIES, TIMING OF PURCHASES AND SALES, AVAILABILITY OF CASH FOR NEW INVESTMENTS AND THE PRIVATE CHARACTER OF ACCOUNTS COMPARED WITH THE PUBLIC CHARACTER OF THE FUND. IN ADDITION, THE MANAGED ACCOUNTS ARE NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERISIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE INVESTMENT COMPANY ACT AND THE INTERNAL REVENUE CODE WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS OF THE MANAGED ACCOUNTS. THE RESULTS FOR DIFFERENT PERIODS MAY VARY.

         **       FOR THE PERIOD AUGUST 1, 1996 (INCEPTION) THROUGH OCTOBER 31, 1996.

         ***      FROM AUGUST 1, 1996 (INCEPTION).

         The Advisor generally intends to stay fully invested (subject to liquidity requirements) in common stock, preferred stock and common stock equivalents (such as securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in fixed income securities, such as corporate debt securities and U.S. government obligations, when the Advisor believes that these securities offer opportunities to further the Fund's investment objective. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies through the purchase of American Depository Receipts.


         For temporary defensive purposes under adverse market conditions, the Fund may hold a substantial portion of its assets in cash equivalents, money market funds or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund acquires the securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.


         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and the Fund has no operating history.

Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND


         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to the following minimums: minimum initial investment of $5,000 ($2,000 for IRAs and other retirement plans) and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.



Initial Purchase


         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to IMS Capital Value Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.


U.S. Mail:                                   Overnight:
IMS Capital Value Fund                       IMS Capital Value Fund
c/o American Data Services, Inc.             c/o American Data Services, Inc.
P.O. Box 5536                                Hauppauge Corporate Center
Hauppauge, New York  11788-0132              150 Motor Parkway
                                             Hauppauge, New York  11760

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-934-5550 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  IMS Capital Value Fund
                           D.D.A. # 485777197
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to IMS Capital Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.




Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    IMS Capital Value Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.




                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES


         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.


         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015 (the "Advisor") to manage the assets of the Fund and is authorized to pay the Advisor a fee equal to an annual average rate of 1.59% of the Fund's average daily net assets. The Advisor, an Oregon corporation, is an independent investment advisory firm that has practiced a large company, value-oriented, contrarian style of management for a select group of clients since 1988. The Advisor currently manages accounts for institutional clients which include the State of Oregon, Pacific University, and several 401K plans. Individual clients include families, trusts and small businesses, both taxable and non-taxable. Carl W. Marker is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Marker has served as the Advisor's chairman, president and primary portfolio manager since its founding in 1988, and began privately managing individual common stocks in 1981. Mr. Marker has a B.S. degree from the University of Oregon and previously worked for divisions of both General Motors and Mercedes- Benz as a financial systems analyst before founding IMS Capital Management, Inc. Mr. Marker is regularly quoted by the press and has been published in the Dick Davis Digest, the Wall Street Transcript, several newspapers and magazines, and has appeared on the PBS television program, Serious Money.

         The Fund is responsible for the payment of all organizational and operating expenses of the Fund, including brokerage fees and commissions; taxes or governmental fees; interest; fees and expenses of the non-interested person trustees; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's shareholders; the cost of printing or preparing statements, reports or other documents to shareholders; expenses of shareholders' meetings and proxy solicitations; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto. The Fund will only be liable for organizational expenses when the Fund reaches $10,000,000 in assets or when the Fund has been in existence for at least one year.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Fund.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for the Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.




           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

EQUITY SECURITIES

         The fund will invest primarily in U.S. equity securities consisting of common stock, preferred stock and common stock equivalents such as convertible preferred stock and convertible debentures, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more that 5% of its net assets in convertible preferred stock, convertible debentures, rights or warrants. The Fund reserves the right to invest in foreign stocks, through the purchase of American Depository Receipts (ADRs), provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets. ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer.

FIXED INCOME SECURITIES

Although the Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  CORPORATE DEBT SECURITIES - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated A or higher by Standard & Poor's Corporation, or Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade.

                  U.S. GOVERNMENT OBLIGATIONS - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

INVESTMENT TECHNIQUES

         GENERAL

         The Fund, on occasion, may write covered call options on securities held within the portfolio, for income purposes, provided that such investments do not exceed 5% of the Fund's net assets. The Fund may not engage in short sales of any kind. For income purposes, the Fund may lend its portfolio securities from time to time, provided that such transactions do not exceed 5% of the Fund's net assets.

                  REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         PORTFOLIO TURNOVER. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Fund will hold most securities from 1 to 5 years at a time and that portfolio turnover will average less than 45%.

         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                       Administrator
IMS Capital Management, Inc.             AmeriPrime Financial Services, Inc.

10159 S.E. Sunnyside Road, Suite 330      1793 Kingswood Drive, Suite 200
Portland, Oregon 97015                    Southlake, Texas  76092

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
P.O. Box 641082                           1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                   Southlake, Texas  76092


Transfer Agent (all purchase and          Independent Auditors
redemption requests)                      McCurdy & Associates CPA's, Inc.
American Data Services, Inc.              27955 Clemens Road
P.O. Box 5536                             Westlake, Ohio  44145
Hauppauge, New York  11788-0132


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                     TABLE OF CONTENTS      PAGE

SUMMARY OF FUND EXPENSES...................................................... 2
         Shareholder Transaction Expenses....................................  2
         Annual Fund Operating Expenses......................................  2

FINANCIAL HIGHLIGHTS...........................................................2

THE FUND ..................................................................... 3

INVESTMENT OBJECTIVE AND STRATEGIES..........................................  3

HOW TO INVEST IN THE FUND..................................................... 5
         Initial Purchase..................................................... 5
                  By Mail  ..................................................  5
                  By Wire  ................................................... 6
         Additional Investments..............................................  6
         Automatic Investment Plan...........................................  6
         Tax Sheltered Retirement Plans....................................... 7
         Other Purchase Information........................................... 7

HOW TO REDEEM SHARES.......................................................... 7
         By Mail  ............................................................ 7
         By Telephone......................................................... 8
         Additional Information................................................8

SHARE PRICE CALCULATION....................................................... 8

DIVIDENDS AND DISTRIBUTIONS................................................... 9

TAXES    ......................................................................9

OPERATION OF THE FUND.........................................................10

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS....................11
         Equity Securities................................................... 11
         Fixed Income Securities............................................. 12
                  Corporate Debt Securities...................................12
                  U.S. Government Obligations.................................12
         Investment Techniques................................................12
                  General.....................................................12

GENERAL INFORMATION...........................................................13
         Fundamental Policies.................................................13
         Portfolio Turnover.................................................. 13
         Shareholder Rights...................................................13

PERFORMANCE INFORMATION.......................................................13

                         FOUNTAINHEAD SPECIAL VALUE FUND



PROSPECTUS                                                     February 13, 1998

                      c/o Jenswold, King & Associates, Inc.
                              Two Post Oak Central
                         1980 Post Oak Blvd., Suite 2400
                            Houston, Texas 77056-3898

               For Information, Shareholder Services and Requests:
                                 (800) 868-9535



         Fountainhead Special Value Fund ("Fund") is a mutual fund whose investment objective is to provide long term capital growth. The Fund's Advisor, Jenswold, King & Associates, Inc., seeks to achieve the objective by investing primarily in a broad range of equity securities believed by the Advisor to be selling at attractive prices relative to their intrinsic value.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






ASA029D1-121197-1

                            SUMMARY OF FUND EXPENSES

         The expense information provided below is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.
     Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan.

Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)*
Management Fees (after fee waiver)........................................0.___%
12b-1 Charges...............................................................NONE
Other Expenses (after reimbursement)......................................0.___%
Total Fund Operating Expenses (after reimbursement)........................1.25%

*  Expense information has been restated to reflect current fees.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

       1 Year             3 Years           5 Years          10 Years
       ------             -------           -------          ------
        $13               $40               $69              $151

                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the period December 23, 1996 (commencement of operations) through October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                          [INSERT FINANCIAL HIGHLIGHTS]

                                    THE FUND

         Fountainhead Special Value Fund ("Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust ("Trust"), on October 20, 1995, and commenced operations on December 23, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Jenswold, King & Associates, Inc. ("Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term capital growth. The Fund seeks to achieve the objective by investing primarily in a broad range of equity securities which the Advisor believes to be selling at attractive prices relative to their intrinsic value. It is anticipated that an emphasis will be placed on domestic small-cap and mid-cap equity securities (those with a market capitalization between $50 million and $5 billion).

         The Advisor is a bottom-up value manager selecting securities based on a method the Adviser calls the "Business Valuation Approach". This highly-disciplined "Approach" seeks to identify attractive investment opportunities using a broad definition of value, uncovering securities often overlooked by other investors. The Advisor believes value can be found in different types of securities at different points in the economic cycle. The Advisor's buy criteria consist of three elements. The Advisor will buy a stock trading at a discount to: 1) its five-year projected earnings growth rate (unlike many typical value managers who buy only low P/E or price/book stocks),
2) its seven-year historical valuation based on its price-to-earnings, price/book, price/cash flow, or price/sales ratios, or 3) its private-market value (based on its projected level of cash flows, balance sheet characteristics, future earnings, and payments made for similar companies in mergers and acquisitions). These criteria allow the Advisor to purchase growth stocks, but at a reasonable price. While it is anticipated that the Fund will diversify its investments across a range of industries/sectors, certain industries are likely to be overweighed compared to others because the Advisor seeks the best investment values regardless of industry. The Advisor retains the flexibility to invest in securities of various market capitalizations.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations when the Advisor believes that these securities offer opportunities to further the Fund's investment objective. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies through the purchase of American Depository Receipts.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Advisor has no prior experience in managing investment companies and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $5,000 ($2,000 for IRAs) and minimum subsequent investments of $1,000. For corporate retirement plans, however, there is no minimum for separate employee accounts. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Fountainhead Special Value Fund, and sent the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:
                           THE NEWCAP CONTRARIAN FUND





PROSPECTUS                                                     February 13, 1998

                            23775 Commerce Park Road
                              Cleveland, Ohio 44122
               For Information, Shareholder Services and Requests:
                          Call toll free: 800-466-7678
                               Local: 216-514-5151



         The NewCap Contrarian Fund (the "Fund") is a no-load mutual fund whose investment objective is to provide maximum long term growth. The Fund seeks to achieve its objective by aggressively investing world-wide in securities of growing companies which its Advisor, Newport Investment Advisors, Inc. believes are attractively priced and offer investment value. The Fund's aggressive investment approach may be appropriate for investors who seek potentially high long term returns and are willing to accept the risks inherent in that approach, including potentially significant fluctuations in the Fund's share price. The Fund is a non-diversified fund, and this Prospectus provides additional information relating to the additional risks associated with non-diversification.


         The Fund is "no-load," which means there are no sales charges or commissions. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 13, 1998, which has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



ASA029CE-121197-1

                            SUMMARY OF FUND EXPENSES


         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses (except for 12b-1 fees). The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)


Management Fees........................................................... 2.50%
12b-1 Fees1................................................................0.25%
Other Expenses.............................................................0.08%
Total Fund Operating Expenses..............................................2.83%


1 The Fund incurs 12b-1 fees of .25% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.


The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:



   1 Year         3 Years           5 Years          10 Years
   ------         -------           -------          --------
    $29            $88              $150              $317


                                    THE FUND


         The NewCap Contrarian Fund, formerly known as the MAXIM Contrarian Fund (the "Fund"), was organized as a non-diversified series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on December 26, 1995, and commenced operations on May 2, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Newport Investment Advisors, Inc. (the "Advisor").


                            FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge.


                               [INSERT HIGHLIGHTS]


                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide maximum long term growth. The Fund seeks to achieve its objective by aggressively investing world-wide in securities of growing companies which the Advisor believes are attractively priced and offer investment value. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. The Fund's aggressive investment approach may be appropriate for investors who seek potentially high long term returns and are willing to accept the risks inherent in that approach, including potentially significant fluctuations in the Fund's share price.

         The Fund focuses its investments primarily on equity securities of domestic, multinational and foreign companies whose potential values generally are not recognized by the investing public. Such companies include viable businesses that have been overlooked by other investors, or that are unpopular as a result of actual or anticipated unfavorable developments or other factors affecting the companies, their industries or markets in general. The Advisor may choose smaller companies that it believes offer significant investment value, even if they involve more risk. Dividend and interest income received from portfolio securities is not a significant consideration.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in equity and debt securities of U.S. and foreign companies. THE FUND MAY INVEST IN DEBT SECURITIES OF ALL TYPES AND QUALITIES, INCLUDING LOWER QUALITY SECURITIES WITH MORE RISK. THE FUND MAY ALSO PURSUE INVESTMENT OPPORTUNITIES BY INVESTING IN INDEXED SECURITIES, OPTIONS, FUTURES CONTRACTS AND PRECIOUS METALS, AND BY USING OTHER AGGRESSIVE INVESTMENT TECHNIQUES INVOLVING LEVERAGE AND OTHER RISKS. In selecting securities for inclusion in the Fund's portfolio, the Advisor may analyze issuers of all sizes, industries, and geographical markets, including restricted securities of companies issued in private placements. To retain investment flexibility, the Fund may be non-diversified to some extent. To the extent that the Fund invests a significant portion of its assets in a few issuers' securities, the performance of the Fund could be significantly affected by the performance of those issuers.


         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, the aggressive investment techniques of the Fund may entail risks not encountered by the average mutual fund. SEE "INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS" FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENT PRACTICES. Investors should also be aware that the Advisor has no prior experience in acting as an investment adviser to a mutual fund and that the Fund has no operating history.

                            HOW TO INVEST IN THE FUND


         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,500 ($1,000 for IRA retirement accounts) and minimum subsequent investments of $500 ($100 for IRA retirement accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions.


Initial Purchase


         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to The NewCap Contrarian Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: The NewCap Contrarian Fund       Overnight:The NewCap Contrarian Fund
           c/o American Data Services, Inc.     c/o American Data Services, Inc.
           P.O. Box 5536                        Hauppauge Corporate Center
           Hauppauge, New York  11788-0132      150 Motor Parkway
                                                Hauppauge, New York  11760


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 516-385-9580 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:


                     Star Bank, N.A. Cinti/Trust
                     ABA #0420-0001-3
                     Attn:  The NewCap Contrarian Fund Master Account
                     D.D.A. # 485772974
                     Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)


         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments


         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to The NewCap Contrarian Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.


Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement accounts (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); 403(b)(7) tax deferred retirement plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charge a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    The NewCap Contrarian Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (516) 385-9580. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (516) 385-9580. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund. After the initial three months of the Fund's operations, any account opened during the initial three month period will be subject to the redemption provisions described above.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day the Fund is open for business on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Newport Investment Advisors, Inc., 23775 Commerce Park Road, Cleveland, Ohio 44122 (the "Advisor") to manage the Fund's investments. The Advisor, an Ohio corporation, provides investment management services to taxable and tax-exempt clients, and currently manages approximately $250 million in assets. Kenneth M. Holeski, controlling shareholder of the Advisor, has served as the President of the Advisor since its founding in 1989. He is primarily responsible for the day-to-day management of the portfolio of the Fund. Prior to 1996, Mr. Holeski was also the Vice President of Newport Evaluation Services, Inc., a consulting firm that primarily monitors the performance of money managers on behalf of retirement funds.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 2.50% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. It should be noted that most mutual funds pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. The 12b-1 fees paid by the Fund are described below under "Distribution Plan."


         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. WRP Investments, Inc., a registered broker dealer of which Mr. Holeski is a registered representative and branch manager, may receive brokerage commissions from the Fund on a basis comparable to trades placed with unaffiliated broker dealers. Mr. Holeski does not receive compensation on these trades.

                                DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund pays the Advisor an amount which is accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. Amounts are paid at that rate regardless of actual distribution expenses incurred. Amounts paid under the Plan by the Fund are in addition to the advisory fee described above and are paid to the Advisor for services it provides and the expenses it bears in the distribution of the Fund's shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. In addition, payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The service provided by administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other services to the Fund as the Fund may reasonably request. The Advisor may also compensate such dealers and administrators out of its own assets.

             INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS

         The Fund may invest in the following portfolio securities, may engage in the following practices and will be subject to the following risks and limitations:

         EQUITY SECURITIES. The Fund emphasizes investments in common stocks, which represent an equity (ownership) interest in a corporation. The Fund also may buy securities such as convertible debt, preferred stock, warrants, or other securities exchangeable for shares of common stock, and publicly-traded partnership interests. In selecting equity investments for the Fund, the Advisor considers the fundamental value of the issuing company as well as market and economic factors that affect securities prices.

         DEBT SECURITIES. The Fund may invest up to 35% of its assets in debt securities, including lower quality, high yielding debt securities if it believes that doing so will result in capital appreciation or will earn income on idle cash. The Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.

         Lower quality debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

         FOREIGN SECURITIES. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.

         The Fund may enter into forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Fund from adverse exchange rate changes, the Fund may incur a loss if the Advisor incorrectly predicts foreign currency values.

         There is no limitation on the amount of the Fund's assets that may be invested in foreign securities or in any one country or currency, except that no more than 35% of the Fund's assets may be invested in companies operating exclusively in one foreign country.

         INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators (the "reference index"). Most indexed securities are short to intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself. Because their performance is tied to a reference index, a fund investing in indexed securities bears the risk of changes in the reference index in addition to being exposed to the credit risk of the issuer of the security.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back later at a higher price. The repurchase date is usually within seven days of the original purchase. If the other party to a repurchase agreement becomes bankrupt or otherwise defaults on its obligation to repurchase the security, the Fund may experience delays in recovering its cash. To the extent that the value of the security purchased has decreased in the meantime, the Fund could experience a loss. The Fund's repurchase agreements are fully collateralized.

         WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.

         BORROWING AND LEVERAGE; REVERSE REPURCHASE AGREEMENTS. The Fund may borrow from banks up to one third of its total assets, and the Fund may pledge assets in connection with such borrowings. The Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at a higher price. While a reverse repurchase agreement is outstanding, the Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Except for reverse repurchase agreements that it fully collateralizes, the Fund aggregates reverse repurchase agreements with its bank borrowings for purposes of limiting borrowings to one third of its total assets.

         If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. The Fund's objective would be to pursue investment opportunities with yields that exceed the cost of the borrowings. This leverage may exaggerate changes in the Fund's share value and the gains and losses on the Fund's investment. Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.

         LENDING. The Fund may lend securities to broker-dealers and other institutions as a means of earning additional income. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund at least equal to 100% of the current market value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter when the Board of Trustees determines voting to be in the Fund's interest. If the borrower becomes bankrupt or otherwise defaults on its obligations, the Fund could experience delays in recovering its securities. To the extent that, in the meantime, the value of securities loaned had increased, the Fund could experience a loss if the borrower had not maintained sufficient collateral. Loans, in the aggregate, may not exceed one third of the Fund's total assets.

         SHORT SALES. If the Fund anticipates that the price of a security will decline, it may sell the security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

         In connection with its short sales, the Fund will be required to maintain a segregated account with its custodian of cash or U.S. Government Securities or other high grade liquid debt securities equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

         OPTIONS AND FUTURES CONTRACTS. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices, currency exchange rates and precious metal prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Fund may invest in options and futures based on any type of security, index, or currency related to its investments, including options and futures traded on foreign exchanges and options not traded on exchanges. The Fund also may invest in precious metal options and futures.

         Options and futures can be volatile investments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund's return. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults. The Fund also could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, losses from certain futures transactions are potentially unlimited.

         The Fund will not hedge more than 25% of its total assets by selling futures or writing calls under normal conditions. In general, the Fund also will not write put options if its settlement obligations would exceed 25% of its total assets. In addition, the Fund will not buy futures, put options or call options for other than hedging purposes with an aggregate value exceeding 5% of its total assets.

     PRECIOUS METALS. The Fund may invest up to 5% of its total assets in gold, silver, platinum or other precious metals. Gold and other precious metals have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary
                                                     - 13 -
and other governmental policies, and economic and social conditions. In addition, the Fund may invest without limitation in securities of companies principally engaged in exploration, mining or processing of gold or other precious metals and minerals. These securities involve additional risk because the price volatility of precious metals has an increased impact on their market value.

         ZERO COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES. The Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities. Both these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, accordingly, may involve greater credit risks than debt securities that make regular interest payments. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Fund takes into account as income a portion of the difference between the bond's purchase price and its face value. Although zero coupon bonds and pay-in-kind bonds pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and included with dividends paid to the Fund's shareholders, if any. These dividends must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to pay such dividends, and its current income ultimately may be reduced as a result.

         ILLIQUID INVESTMENTS. Under the supervision of and pursuant to the guidelines adopted by the Board of Trustees, the Advisor determines which of the Fund's investments are classified as illiquid. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may not invest more than 15% of its net assets in illiquid investments.



         OTHER INVESTMENTS. For temporary defensive purposes under adverse market conditions, the Fund may invest up to 100% of its assets in cash equivalents, money market funds and investment grade debt securities. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund acquires the securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.


Investment Risks.

         The aggressive investment techniques of the Fund may entail risks not encountered by the average mutual fund. Some techniques, such as short sales, use of put and call options and futures, investments in foreign securities, leverage and short term trading, may be considered speculative and could result in higher operating expenses.

                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


         PORTFOLIO TURNOVER. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The Fund's portfolio turnover rate may exceed 100%. To the extent it does, the brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.

         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. However, the Declaration of Trust contains provisions which authorize the shareholders to call a meeting under certain circumstances. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. As of December 3, 1997, Cheryl and Kenneth Holeski may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund.


                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

INVESTMENT ADVISOR                         ADMINISTRATOR
Newport Investment Advisors, Inc.          AmeriPrime Financial Services, Inc.
23775 Commerce Park Road                   1793 Kingswood Drive, Suite 200
Cleveland, Ohio  44122                     Southlake, Texas  76092

CUSTODIAN                                  DISTRIBUTOR
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 640749                            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                    Southlake, Texas  76092


TRANSFER AGENT (ALL PURCHASE AND           AUDITORS
redemption requests)                       McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
P.O. Box 5536                              Westlake, Ohio 44145
Hauppauge, New York  11788-0132


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS

                                                                           PAGE#
SUMMARY OF FUND EXPENSES.....................................................  2
         Shareholder Transaction Expenses....................................  2
         Annual Fund Operating Expenses......................................  2

THE FUND ....................................................................  3

FINANCIAL HIGHLIGHTS.........................................................  3

INVESTMENT OBJECTIVE AND STRATEGIES..........................................  3

HOW TO INVEST IN THE FUND....................................................  4
         Initial Purchase....................................................  4
                  By Mail  ................................................... 4
                  By Wire  ..................................................  4
         Additional Investments..............................................  5
         Tax Sheltered Retirement Plans......................................  5
         Other Purchase Information..........................................  5

HOW TO REDEEM SHARES.........................................................  6
         By Mail  ...........................................................  6
         By Telephone........................................................  6
         Additional Information..............................................  7

SHARE PRICE CALCULATION......................................................  7

DIVIDENDS AND DISTRIBUTIONS..................................................  8

TAXES    ....................................................................  8

OPERATION OF THE FUND......................................................... 9

DISTRIBUTION PLAN............................................................ 10

INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS...................... 10
                  Equity Securities...........................................10
                  Debt Securities............................................ 10
                  Foreign Securities......................................... 11
                  Indexed Securities......................................... 11
                  Repurchase Agreements...................................... 11
                  When Issued Securities and Forward Commitments............. 12
                  Borrowing and Leverage; Reverse Repurchase Agreements.......12
                  Lending  .................................................. 12

                  Short Sales................................................ 13
                  Options and Futures Contracts...............................13
                  Zero Coupon Debt Securities and Pay-in-Kind Securities..... 14
                  Illiquid Investments....................................... 14
                  Non-Diversification and Concentration...................... 14
                  Defensive Investments...................................... 14
         Investment Risks.................................................... 15

GENERAL INFORMATION.......................................................... 15
         Fundamental Policies.................................................15
         Portfolio Turnover.................................................. 15
         Shareholder Rights.................................................. 15

PERFORMANCE INFORMATION...................................................... 15

        Fountainhead Special Value Fund         Fountainhead Special Value Fund
        c/o American Data Services, Inc.        c/o American Data Services, Inc.
        P.O. Box 5536                           Hauppauge Corporate Center
        Hauppauge, New York  11788-0132         150 Motor Parkway
                                                Hauppauge, New York  11760

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-868-9535 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:



                           Star Bank, N.A. Cinti/Trust

                           ABA #0420-0001-3
                           Attn:  Fountainhead Special Value Fund
                           D.D.A. #483885570
                           Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Fountainhead Special Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    Fountainhead Special Value Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 868-9535. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 868-9535. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 ("Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Jenswold, King & Associates, Inc., Two Post Oak Central, 1980 Post Oak Blvd., Suite 2400, Houston, Texas 77056-3898 ("Advisor") to manage the Fund's investments. The Advisor is a Houston-based independent investment advisor that provides value-oriented equity and balanced management for both taxable and tax-exempt clients and currently manages approximately $775 million in assets. The Advisor is a Texas corporation controlled by Roger E. King, the Chairman, President and majority shareholder of the Advisor. Mr. King is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. King co-founded the firm in 1981 and has served as its president since 1986 and as its chairman since 1993. The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.43% of its average daily net assets. The Advisor has agreed to waive management fees and reimburse expenses to limit total net operating expenses for the Fund to not more than 1.25% of its average daily net assets for at least the next year (through 1998).

         The Fund retains AmeriPrime Financial Services, Inc. ("Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 ("Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 ("Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures, rights and warrants) and investment companies which invest primarily in the above. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more that 5% of its net assets at the time of purchase in either rights or warrants. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities through the purchase of American Depository Receipts (ADRs). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

Fixed Income Securities

         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade.

     U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the

U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations, as well as reverse repurchase agreements. The Fund may engage in short sales, but the percentage of the Fund's net assets that may be used as collateral or segregated for short sales is limited to 5%.

                  When Issued Securities and Forward Commitments - The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 102% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may invest in mortgage related securities, invest in foreign securities other than ADR's, and may buy and write put and call options and futures on stock indices, provided the Fund's investment in each does not exceed 5% of its net assets.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that changes in its price or underlying value, or general economic or market conditions, warrant such action. The Fund's portfolio turnover rate may exceed 100%. To the extent it does, the brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) Mid Cap Index, the Russell Mid Cap Index, or the S&P 500 Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

         The Advisor has been managing equity accounts since 1982. The performance of the accounts with investment objectives, policies and strategies similar to those of the Fund appears below. The data is provided to illustrate past performance of the Advisor in managing such accounts, as compared to the Russell Mid Cap Index. Roger E. King is responsible for the performance of the accounts and is also responsible for the investment management of the Fund. As of December 31, 1997, the assets in those accounts totaled approximately $____ million.

[chart showing growth of $10,000 investment from January 1, 1982 through December 31, 1997, compared to the Russell Mid Cap Index and the Fund]

* The Advisor's total returns by year were as follows: 1982 40.67%, 1983 22.95%, 1984 12.43%, 1985 28.60%, 1986 15.56%, 1987 -5.35%, 1988 27.96%, 1989 25.20%,
1990 -1.04%,  1991 36.86%,  1992 11.40%,  1993 6.50%, 1994 -8.35%,  1995 55.00%,
1996 12.42%, 1997 _____%. The Jenswold, King & Associates, Inc. performance is the time-weighted, dollar-weighted average total return associated with a composite of equity income accounts managed by Roger E. King, having objectives similar to the Fund, and is unaudited. The composite does not include accounts with less than $1,000,000 in assets or accounts under the Advisor's management for less than one quarter, because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

         The Russell Mid Cap Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell Mid Cap Index reflects the total return of securities comprising the Index with market capitalizations ranging from $1 billion to $6 billion, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Russell Mid Cap Index do not reflect deduction of transaction costs or expenses, including management fees.

         The performance of the accounts managed by the Advisor should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code.
         The results for different periods may vary.

Investment Advisor                      Administrator
Jenswold, King and Associates, Inc.     AmeriPrime Financial Services, Inc.
Two Post Oak Central                    1793 Kingswood Drive, Suite 200
1980 Post Oak Blvd., Suite 2400         Southlake, Texas  76092
Houston, Texas  77056-3898

Custodian                                Distributor
Star Bank, N.A.                          AmeriPrime Financial Securities, Inc.
P.O. Box 641082                          1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                  Southlake, Texas  76092


Transfer Agent (all purchase and         Auditors
redemption requests)                     McCurdy & Associates CPA's, Inc.
American Data Services, Inc.             27955 Clemens Road
P.O. Box 5536                            Westlake, Ohio  44145
Hauppauge, New York  11788-0132

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS PAGE

         SUMMARY OF FUND EXPENSES............................................  2
                  Shareholder Transaction Expenses...........................  2
                  Annual Fund Operating Expenses.............................  2

         FINANCIAL HIGHLIGHTS................................................  2

         THE FUND............................................................  3

         INVESTMENT OBJECTIVE AND STRATEGIES.................................  3

         HOW TO INVEST IN THE FUND...........................................  4
                  Initial Purchase...........................................  4
                           By Mail............................................ 4
                           By Wire............................................ 4
                  Additional Investments.....................................  5
                  Tax Sheltered Retirement Plans.............................  5
                  Other Purchase Information.................................. 5

         HOW TO REDEEM SHARES................................................  5
                  By Mail....................................................  6
                  By Telephone...............................................  6
                  Additional Information.....................................  6

         SHARE PRICE CALCULATION.............................................  7

         DIVIDENDS AND DISTRIBUTIONS.........................................  7

         TAXES...............................................................  8

         OPERATION OF THE FUND...............................................  8

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS........... 9

Equity Securities............................................................ 10
                  Fixed Income Securities.................................... 10
                  Investment Techniques...................................... 11
                  General.................................................... 11

         GENERAL INFORMATION................................................. 11
                  Fundamental Policies....................................... 11
                  Portfolio Turnover......................................... 12
                  Shareholder Rights......................................... 12

         PERFORMANCE INFORMATION............................................. 12
+

                           THE NEWCAP CONTRARIAN FUND





PROSPECTUS                                                     February 13, 1998

                            23775 Commerce Park Road
                              Cleveland, Ohio 44122
               For Information, Shareholder Services and Requests:
                          Call toll free: 800-466-7678
                               Local: 216-514-5151



         The NewCap Contrarian Fund (the "Fund") is a no-load mutual fund whose investment objective is to provide maximum long term growth. The Fund seeks to achieve its objective by aggressively investing world-wide in securities of growing companies which its Advisor, Newport Investment Advisors, Inc. believes are attractively priced and offer investment value. The Fund's aggressive investment approach may be appropriate for investors who seek potentially high long term returns and are willing to accept the risks inherent in that approach, including potentially significant fluctuations in the Fund's share price. The Fund is a non-diversified fund, and this Prospectus provides additional information relating to the additional risks associated with non-diversification.


         The Fund is "no-load," which means there are no sales charges or commissions. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 13, 1998, which has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



ASA029CE-121197-1

                            SUMMARY OF FUND EXPENSES


         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.


         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses (except for 12b-1 fees). The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)


Management Fees........................................................... 2.50%
12b-1 Fees1................................................................0.25%
Other Expenses.............................................................0.08%
Total Fund Operating Expenses..............................................2.83%


1 The Fund incurs 12b-1 fees of .25% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.


The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:



   1 Year         3 Years           5 Years          10 Years
   ------         -------           -------          --------
    $29            $88              $150              $317


                                    THE FUND


         The NewCap Contrarian Fund, formerly known as the MAXIM Contrarian Fund (the "Fund"), was organized as a non-diversified series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on December 26, 1995, and commenced operations on May 2, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Newport Investment Advisors, Inc. (the "Advisor").


                            FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge.


                               [INSERT HIGHLIGHTS]


                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide maximum long term growth. The Fund seeks to achieve its objective by aggressively investing world-wide in securities of growing companies which the Advisor believes are attractively priced and offer investment value. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. The Fund's aggressive investment approach may be appropriate for investors who seek potentially high long term returns and are willing to accept the risks inherent in that approach, including potentially significant fluctuations in the Fund's share price.

         The Fund focuses its investments primarily on equity securities of domestic, multinational and foreign companies whose potential values generally are not recognized by the investing public. Such companies include viable businesses that have been overlooked by other investors, or that are unpopular as a result of actual or anticipated unfavorable developments or other factors affecting the companies, their industries or markets in general. The Advisor may choose smaller companies that it believes offer significant investment value, even if they involve more risk. Dividend and interest income received from portfolio securities is not a significant consideration.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in equity and debt securities of U.S. and foreign companies. THE FUND MAY INVEST IN DEBT SECURITIES OF ALL TYPES AND QUALITIES, INCLUDING LOWER QUALITY SECURITIES WITH MORE RISK. THE FUND MAY ALSO PURSUE INVESTMENT OPPORTUNITIES BY INVESTING IN INDEXED SECURITIES, OPTIONS, FUTURES CONTRACTS AND PRECIOUS METALS, AND BY USING OTHER AGGRESSIVE INVESTMENT TECHNIQUES INVOLVING LEVERAGE AND OTHER RISKS. In selecting securities for inclusion in the Fund's portfolio, the Advisor may analyze issuers of all sizes, industries, and geographical markets, including restricted securities of companies issued in private placements. To retain investment flexibility, the Fund may be non-diversified to some extent. To the extent that the Fund invests a significant portion of its assets in a few issuers' securities, the performance of the Fund could be significantly affected by the performance of those issuers.


         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, the aggressive investment techniques of the Fund may entail risks not encountered by the average mutual fund. SEE "INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS" FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENT PRACTICES. Investors should also be aware that the Advisor has no prior experience in acting as an investment adviser to a mutual fund and that the Fund has no operating history.

                            HOW TO INVEST IN THE FUND


         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,500 ($1,000 for IRA retirement accounts) and minimum subsequent investments of $500 ($100 for IRA retirement accounts). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions.


Initial Purchase


         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to The NewCap Contrarian Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: The NewCap Contrarian Fund       Overnight:The NewCap Contrarian Fund
           c/o American Data Services, Inc.     c/o American Data Services, Inc.
           P.O. Box 5536                        Hauppauge Corporate Center
           Hauppauge, New York  11788-0132      150 Motor Parkway
                                                Hauppauge, New York  11760


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 516-385-9580 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:


                     Star Bank, N.A. Cinti/Trust
                     ABA #0420-0001-3
                     Attn:  The NewCap Contrarian Fund Master Account
                     D.D.A. # 485772974
                     Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)


         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments


         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to The NewCap Contrarian Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.


Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement accounts (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); 403(b)(7) tax deferred retirement plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charge a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    The NewCap Contrarian Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (516) 385-9580. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (516) 385-9580. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund. After the initial three months of the Fund's operations, any account opened during the initial three month period will be subject to the redemption provisions described above.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day the Fund is open for business on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Newport Investment Advisors, Inc., 23775 Commerce Park Road, Cleveland, Ohio 44122 (the "Advisor") to manage the Fund's investments. The Advisor, an Ohio corporation, provides investment management services to taxable and tax-exempt clients, and currently manages approximately $250 million in assets. Kenneth M. Holeski, controlling shareholder of the Advisor, has served as the President of the Advisor since its founding in 1989. He is primarily responsible for the day-to-day management of the portfolio of the Fund. Prior to 1996, Mr. Holeski was also the Vice President of Newport Evaluation Services, Inc., a consulting firm that primarily monitors the performance of money managers on behalf of retirement funds.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 2.50% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except 12b-1 fees, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. It should be noted that most mutual funds pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. The 12b-1 fees paid by the Fund are described below under "Distribution Plan."


         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. WRP Investments, Inc., a registered broker dealer of which Mr. Holeski is a registered representative and branch manager, may receive brokerage commissions from the Fund on a basis comparable to trades placed with unaffiliated broker dealers. Mr. Holeski does not receive compensation on these trades.

                                DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund pays the Advisor an amount which is accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. Amounts are paid at that rate regardless of actual distribution expenses incurred. Amounts paid under the Plan by the Fund are in addition to the advisory fee described above and are paid to the Advisor for services it provides and the expenses it bears in the distribution of the Fund's shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. In addition, payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The service provided by administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other services to the Fund as the Fund may reasonably request. The Advisor may also compensate such dealers and administrators out of its own assets.

             INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS

         The Fund may invest in the following portfolio securities, may engage in the following practices and will be subject to the following risks and limitations:

         EQUITY SECURITIES. The Fund emphasizes investments in common stocks, which represent an equity (ownership) interest in a corporation. The Fund also may buy securities such as convertible debt, preferred stock, warrants, or other securities exchangeable for shares of common stock, and publicly-traded partnership interests. In selecting equity investments for the Fund, the Advisor considers the fundamental value of the issuing company as well as market and economic factors that affect securities prices.

         DEBT SECURITIES. The Fund may invest up to 35% of its assets in debt securities, including lower quality, high yielding debt securities if it believes that doing so will result in capital appreciation or will earn income on idle cash. The Fund may buy debt securities of all types and qualities issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit.

         Lower quality debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

         FOREIGN SECURITIES. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.

         The Fund may enter into forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Fund from adverse exchange rate changes, the Fund may incur a loss if the Advisor incorrectly predicts foreign currency values.

         There is no limitation on the amount of the Fund's assets that may be invested in foreign securities or in any one country or currency, except that no more than 35% of the Fund's assets may be invested in companies operating exclusively in one foreign country.

         INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators (the "reference index"). Most indexed securities are short to intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself. Because their performance is tied to a reference index, a fund investing in indexed securities bears the risk of changes in the reference index in addition to being exposed to the credit risk of the issuer of the security.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back later at a higher price. The repurchase date is usually within seven days of the original purchase. If the other party to a repurchase agreement becomes bankrupt or otherwise defaults on its obligation to repurchase the security, the Fund may experience delays in recovering its cash. To the extent that the value of the security purchased has decreased in the meantime, the Fund could experience a loss. The Fund's repurchase agreements are fully collateralized.

         WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.

         BORROWING AND LEVERAGE; REVERSE REPURCHASE AGREEMENTS. The Fund may borrow from banks up to one third of its total assets, and the Fund may pledge assets in connection with such borrowings. The Fund also may engage in reverse repurchase agreements in which the Fund sells a security to another party, such as a bank, broker-dealer or other financial institution, and simultaneously agrees to buy it back later at a higher price. While a reverse repurchase agreement is outstanding, the Fund generally will direct its custodian to segregate cash and appropriate liquid assets to cover its obligations under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Except for reverse repurchase agreements that it fully collateralizes, the Fund aggregates reverse repurchase agreements with its bank borrowings for purposes of limiting borrowings to one third of its total assets.

         If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. The Fund's objective would be to pursue investment opportunities with yields that exceed the cost of the borrowings. This leverage may exaggerate changes in the Fund's share value and the gains and losses on the Fund's investment. Leverage also creates interest expenses that may exceed the return on investments made with the borrowings.

         LENDING. The Fund may lend securities to broker-dealers and other institutions as a means of earning additional income. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund at least equal to 100% of the current market value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter when the Board of Trustees determines voting to be in the Fund's interest. If the borrower becomes bankrupt or otherwise defaults on its obligations, the Fund could experience delays in recovering its securities. To the extent that, in the meantime, the value of securities loaned had increased, the Fund could experience a loss if the borrower had not maintained sufficient collateral. Loans, in the aggregate, may not exceed one third of the Fund's total assets.

         SHORT SALES. If the Fund anticipates that the price of a security will decline, it may sell the security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

         In connection with its short sales, the Fund will be required to maintain a segregated account with its custodian of cash or U.S. Government Securities or other high grade liquid debt securities equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

         OPTIONS AND FUTURES CONTRACTS. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices, currency exchange rates and precious metal prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The Fund may invest in options and futures based on any type of security, index, or currency related to its investments, including options and futures traded on foreign exchanges and options not traded on exchanges. The Fund also may invest in precious metal options and futures.

         Options and futures can be volatile investments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund's return. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults. The Fund also could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, losses from certain futures transactions are potentially unlimited.

         The Fund will not hedge more than 25% of its total assets by selling futures or writing calls under normal conditions. In general, the Fund also will not write put options if its settlement obligations would exceed 25% of its total assets. In addition, the Fund will not buy futures, put options or call options for other than hedging purposes with an aggregate value exceeding 5% of its total assets.

     PRECIOUS METALS. The Fund may invest up to 5% of its total assets in gold, silver, platinum or other precious metals. Gold and other precious metals have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary
                                                     - 13 -
and other governmental policies, and economic and social conditions. In addition, the Fund may invest without limitation in securities of companies principally engaged in exploration, mining or processing of gold or other precious metals and minerals. These securities involve additional risk because the price volatility of precious metals has an increased impact on their market value.

         ZERO COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES. The Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities. Both these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, accordingly, may involve greater credit risks than debt securities that make regular interest payments. Because these securities do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the Fund takes into account as income a portion of the difference between the bond's purchase price and its face value. Although zero coupon bonds and pay-in-kind bonds pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and included with dividends paid to the Fund's shareholders, if any. These dividends must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to pay such dividends, and its current income ultimately may be reduced as a result.

         ILLIQUID INVESTMENTS. Under the supervision of and pursuant to the guidelines adopted by the Board of Trustees, the Advisor determines which of the Fund's investments are classified as illiquid. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may not invest more than 15% of its net assets in illiquid investments.



         OTHER INVESTMENTS. For temporary defensive purposes under adverse market conditions, the Fund may invest up to 100% of its assets in cash equivalents, money market funds and investment grade debt securities. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund acquires the securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.


Investment Risks.

         The aggressive investment techniques of the Fund may entail risks not encountered by the average mutual fund. Some techniques, such as short sales, use of put and call options and futures, investments in foreign securities, leverage and short term trading, may be considered speculative and could result in higher operating expenses.

                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


         PORTFOLIO TURNOVER. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The Fund's portfolio turnover rate may exceed 100%. To the extent it does, the brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The Fund's higher turnover rate may result in the realization, for federal tax purposes, of more net capital gains, and any distributions derived from such gains may be ordinary income.

         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. However, the Declaration of Trust contains provisions which authorize the shareholders to call a meeting under certain circumstances. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. As of December 3, 1997, Cheryl and Kenneth Holeski may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund.


                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

INVESTMENT ADVISOR                         ADMINISTRATOR
Newport Investment Advisors, Inc.          AmeriPrime Financial Services, Inc.
23775 Commerce Park Road                   1793 Kingswood Drive, Suite 200
Cleveland, Ohio  44122                     Southlake, Texas  76092

CUSTODIAN                                  DISTRIBUTOR
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 640749                            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                    Southlake, Texas  76092


TRANSFER AGENT (ALL PURCHASE AND           AUDITORS
redemption requests)                       McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
P.O. Box 5536                              Westlake, Ohio 44145
Hauppauge, New York  11788-0132


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS

                                                                           PAGE#
SUMMARY OF FUND EXPENSES.....................................................  2
         Shareholder Transaction Expenses....................................  2
         Annual Fund Operating Expenses......................................  2

THE FUND ....................................................................  3

FINANCIAL HIGHLIGHTS.........................................................  3

INVESTMENT OBJECTIVE AND STRATEGIES..........................................  3

HOW TO INVEST IN THE FUND....................................................  4
         Initial Purchase....................................................  4
                  By Mail  ................................................... 4
                  By Wire  ..................................................  4
         Additional Investments..............................................  5
         Tax Sheltered Retirement Plans......................................  5
         Other Purchase Information..........................................  5

HOW TO REDEEM SHARES.........................................................  6
         By Mail  ...........................................................  6
         By Telephone........................................................  6
         Additional Information..............................................  7

SHARE PRICE CALCULATION......................................................  7

DIVIDENDS AND DISTRIBUTIONS..................................................  8

TAXES    ....................................................................  8

OPERATION OF THE FUND......................................................... 9

DISTRIBUTION PLAN............................................................ 10

INVESTMENT POLICIES, TECHNIQUES AND RISK CONSIDERATIONS...................... 10
                  Equity Securities...........................................10
                  Debt Securities............................................ 10
                  Foreign Securities......................................... 11
                  Indexed Securities......................................... 11
                  Repurchase Agreements...................................... 11
                  When Issued Securities and Forward Commitments............. 12
                  Borrowing and Leverage; Reverse Repurchase Agreements.......12
                  Lending  .................................................. 12

                  Short Sales................................................ 13
                  Options and Futures Contracts...............................13
                  Zero Coupon Debt Securities and Pay-in-Kind Securities..... 14
                  Illiquid Investments....................................... 14
                  Non-Diversification and Concentration...................... 14
                  Defensive Investments...................................... 14
         Investment Risks.................................................... 15

GENERAL INFORMATION.......................................................... 15
         Fundamental Policies.................................................15
         Portfolio Turnover.................................................. 15
         Shareholder Rights.................................................. 15

PERFORMANCE INFORMATION...................................................... 15

PROSPECTUS                                                     February 13, 1998

                           CORBIN SMALL-CAP VALUE FUND


                               6300 Ridglea Place
                                   Suite 1111
                             Fort Worth, Texas 76116

               For Information, Shareholder Services and Requests:
                                 (800) 924-6848

         The investment objective of the Corbin Small-Cap Value Fund (the "Fund") is to provide long term capital appreciation to its shareholders. The Fund's advisor, Corbin & Company (the "Advisor"), seeks to achieve this objective by investing primarily in small capitalization stocks (those with market capitalizations of $2 billion or less) selling at attractive valuations versus the market. The Advisor believes its value-oriented approach will mitigate risk while enhancing potential returns.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated February 13, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.












THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.












ASA02B57-121197-1

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases........................................NONE
     Sales Load Imposed on Reinvested Dividends.............................NONE
     Deferred Sales Load....................................................NONE
     Redemption Fees........................................................NONE
     Exchange Fees..........................................................NONE

     Annual Fund Operating Expenses (as a percentage of average net assets)1

     Management Fees...................................................... 1.25%
     12b-1 Charges..........................................................NONE
     Other Expenses2.......................................................0.00%
     Total Fund Operating Expenses.........................................1.25%

     1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 2).

     2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
             1 Year            3 Years              5 Year            10 Years
              ------            -------              ------            --------
               $13               $40                  $69               $151

                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the period June 30, 1997 (commencement of operations) through October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.


                          [INSERT FINANCIAL HIGHLIGHTS]

                                                         THE FUND

         Corbin Small-Cap Value Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on June 10, 1997, and commenced operations on June 30, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Corbin & Company (the "Advisor").

           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

         The investment objective of the Corbin Small-Cap Value Fund (the "Fund") is to provide long term capital appreciation to its shareholders. The Advisor seeks to achieve this objective by investing primarily in small capitalization stocks (those with market capitalizations of $2 billion or less) selling at attractive valuations versus the market. The Advisor believes its value-oriented approach will mitigate risk while enhancing potential returns.

         The Advisor selects securities using a model known as the value score. A security's value score is determined by a formula that consists of three variables: the security's five-year estimated earnings growth rate, its dividend yield, and its price/earnings ratio based on the current year's estimated earnings. Securities with value scores 50% greater than the market are considered candidates for purchase. They are then analyzed based on five additional factors: management, financial position, long-term industry fundamentals, contrarianism, and complexity of business. The Advisor selects securities with the intention of holding them for 3 to 5 years, during which time the Advisor believes they will reach their full value.

         Under normal circumstances, the Fund will invest at least 65% of its total assets in small capitalization stocks. The Advisor generally plans to stay fully invested (subject to liquidity requirements) in common stocks, preferred stocks, and common stock equivalents (such as securities convertible into common stocks), regardless of price movements. The Fund may also invest up to 5% of its assets in foreign companies meeting its investment criteria. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         By investing primarily in small capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. The Advisor seeks to reduce risk by having at least twenty different securities in the portfolio; however, substantial concentrations in economic sectors might occur, and some issues may have liquidity concerns.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $50. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Corbin Small-Cap Value Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                               Overnight:
        Corbin Small-Cap Value Fund      Corbin Small-Cap Value Fund
        c/o American Data Services, Inc. c/o American Data Services, Inc.
        P.O. Box 5536                    Hauppauge Corporate Center
        Hauppauge, New York  11788-0132  150 Motor Parkway
                                         Hauppauge, New York  11760

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-924-6848 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Corbin Small-Cap Value Fund
                  D.D.A. # 486479645
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Corbin Small-Cap Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions

(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:
                  Corbin Small-Cap Value Fund
                  c/o American Data Services, Inc.
                  P.O. Box 5536
                  Hauppauge, NY  11788-0132

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 924-6848. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 924-6848. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains Corbin & Company, 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116 (the "Advisor") to manage the assets of the Fund. The Advisor, a Texas corporation, is a Fort Worth based independent investment advisor founded in 1992 and controlled by David A. Corbin, CFA. The Advisor currently manages over $150 million in assets and specializes in the management of assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. David A. Corbin is President and Chief Investment Officer of the Advisor, and is primarily responsible for the day-to-day management of the Fund's portfolio. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans, and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin has been published and quoted on a variety of investment management topics in such publications as The Wall Street Journal and The Wall Street Transcript, and is a Chartered Financial Analyst
(CFA).

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.25% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, NY 11760 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                                            INVESTMENT POLICIES AND TECHNIQUES

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

         Equity Securities. Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities.

         Convertible Securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         General. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following financial services industry obligations: certificates of deposit, time deposits and banker's acceptances. The Statement of Additional Information provides information about these securities. The Fund may also invest up to 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Fund will hold most securities from 1 to 5 years at a time and that portfolio turnover will average less than 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.


         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Rusell 2000 Index and the Standard & Poor's (S&P) 600 Small-Cap Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                         Administrator
Corbin & Company                           AmeriPrime Financial Services, Inc.
6300 Ridglea Place, Suite 1111             1793 Kingswood Drive, Suite 200
Fort Worth, Texas  76116                   Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 1118                              1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45201                    Southlake, Texas  76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)                   McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
Hauppauge Corporate Center                 Westlake, Ohio  44145
150 Motor Parkway
Hauppauge, NY  11760

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS

                                                                           Page


SUMMARY OF FUND EXPENSES...................................................... 1
         Shareholder Transaction Expenses..................................... 1
         Annual Fund Operating Expenses....................................... 1

FINANCIAL HIGHLIGHTS.........................................................  1

THE FUND ..................................................................... 2

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS................... 2

HOW TO INVEST IN THE FUND....................................................  2
         Initial Purchase..................................................... 3
         Additional Investments............................................... 3
         Automatic Investment Plan...........................................  3
         Tax Sheltered Retirement Plans....................................... 3
         Other Purchase Information..........................................  4

HOW TO REDEEM SHARES.........................................................  4
         By Mail  ............................................................ 4
         By Telephone......................................................... 4
         Additional Information..............................................  5

SHARE PRICE CALCULATION....................................................... 5

DIVIDENDS AND DISTRIBUTIONS..................................................  5

TAXES    ....................................................................  6

OPERATION OF THE FUND......................................................... 6

INVESTMENT POLICIES AND TECHNIQUES ..........................................  7
         Equity Securities.................................................... 7
         Convertible Securities..............................................  7
         Preferred Stock...................................................... 8
         Repurchase Agreements...............................................  8
         General  ............................................................ 8

GENERAL INFORMATION..........................................................  8
         Fundamental Policies................................................  8
         Portfolio Turnover..................................................  8
         Shareholder Rights..................................................  9

PERFORMANCE INFORMATION......................................................  9

                        AIT VISION U.S. EQUITY PORTFOLIO




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 13, 1998











         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of AIT Vision U.S. Equity Portfolio dated February 13, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, or by calling 1-800-507-9922.










ASA029D5-120897-1

                                                           - 1 -
                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST                                                       1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS                                                                1

INVESTMENT LIMITATIONS                                                         2

THE INVESTMENT ADVISER                                                         5

TRUSTEES AND OFFICERS                                                          6

PORTFOLIO TRANSACTIONS AND BROKERAGE                                           7

DETERMINATION OF SHARE PRICE                                                   8

INVESTMENT PERFORMANCE                                                         8

CUSTODIAN                                                                      9

TRANSFER AGENT                                                                 9

ACCOUNTANTS                                                                    9

DISTRIBUTOR                                                                    9



FINANCIAL STATEMENTS                                                           9

     AIT Vision U.S. Equity Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.
     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     As of December 3, 1997, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: LBS Capital Management Resources Trust Co., P.O. Box 5900, Denver, Colorado - 9.27%; Killian Charitable Remainder Unitrust, U.S. Trust Company of Florida, Trustee, 765 Seagate Drive, Naples, Florida - 68.42%; Wooten Charitable Remainder Unitrust, Rike D. Wooten, Trustee, 1865 E. Cedar Avenue, Denver, Colorado - 7.54%.
         As of December 3, 1997, U.S. Trust Company of Florida, Trustee of the Killian Charitable Remainder Unitrust, owns a majority of the outstanding shares of the Fund and may be deemed to control the Fund. Raymond Killian, as beneficiary
   of                    the  Unitrust,  may also be deemed to control the Fund.
                         As of December 1, 1997, the officers and trustees as a group may be deemed to beneficially own less than one percent (1%) of the Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Convertible Debentures. The Adviser considers convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") to be of investment grade quality. Investment grade securities generally have adequate to strong protection of principal and interest payments. Convertible debentures rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Securities rated A may be more susceptible to the adverse effects of changes in circumstances and economic conditions (changes that increase long term risk) than higher rated securities.

         Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale or other illiquid securities.

THE INVESTMENT ADVISER


         The Fund's investment adviser is Advanced Investment Technology, Inc., 311 Park Place Blvd., Clearwater, Florida 34619. State Street Global Advisors, a division of State Street Bank and Trust Company, may be deemed to control the Adviser due to its majority ownership of shares of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid advisory fees of $5,994 and $21,591, respectively.
         The Adviser retains the right to use the names "AIT" and "AIT Vision" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "AIT" and "AIT Vision" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.


         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


===================================== -------------------------- ===========================================================
         Name, Age and Address                Position                   Principal Occupations During Past 5 Years
===================================== -------------------------- ===========================================================
* Kenneth D. Trumpfheller             President and Trustee      President, Treasurer and Secretary of AmeriPrime
Age:  39                                                         Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                             AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                        distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                          executive with SEI Financial Services.
===================================== -------------------------- ===========================================================
Julie A. Feleo                        Secretary, Treasurer       Secretary, Treasurer and Chief Financial Officer of
Age:  31                                                         AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                             Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                        Fidelity Investments from 1993 to 1997; Fund Accounting
Southlake, Texas  76092                                          Analyst at Fidelity Investments in 1993.  Prior to 1993,
                                                                 Accounting Manager at Windows Presentation Manager
                                                                 Association.
===================================== -------------------------- ===========================================================
Steve L. Cobb                         Trustee                    President of Chandler Engineering Company, L.L.C., oil
Age:  40                                                         and gas services company; various positions with Carbo
2001 Indianwood Avenue                                           Ceramics, Inc., oil field manufacturing/supply Company,
Broken Arrow, Oklahoma 74012                                     from 1984 to 1997, most recently Vice President of
                                                                 Marketing.
===================================== ========================== ===========================================================
Gary E. Hippenstiel                   Trustee                    Director, Vice President and Chief Investment Officer of
Age:  50                                                         Legacy Trust Company since 1992; President and Director
32 Sunlit Forest Drive                                           of Heritage Trust Company from 1994 to 1996; Vice
The Woodlands, Texas 77381                                       President and Manager of Investments of Kanaly Trust
                                                                 Company    from
1988 to 1992.
===================================== ========================== ===========================================================

         The compensation paid to the Trustees of the Trust for the period ended October 31, 1997 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


                         ============================ ----------------- ==============================

                                                                             Total Compensation
                                                      Aggregate           from Trust (the Trust is
                                    Name                Compensation       not in a Fund Complex)
                                   from Trust
                         ============================ ----------------- ==============================
                         Kenneth D. Trumpfheller             0                        0
                         ============================ ----------------- ==============================
                         Steve L. Cobb                     $4,000                  $4,000
                         ============================ ================= ==============================
                         Gary E. Hippenstiel               $4,000                  $4,000
                         ============================ ================= ==============================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $_______ (on which commissions were $______) during the fiscal year ended October 31, 1997.


         While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

         The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Investment Technology Group, Inc. ("ITG"), in its capacity as a registered broker-dealer, will effect securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Jefferies Group, Inc.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as ITG) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, ITG will not serve as the Fund's dealer in connection with over-the-counter transactions. However, ITG may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Jefferies Group, Inc.

         The Fund will not effect any brokerage transactions in its portfolio securities with ITG if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to ITG, it is the policy of the Fund that such commissions will, in the judgement of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by ITG on comparable transactions for its most favored unaffiliated customers, except for customers of ITG considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by ITG to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

         While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. ITG will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $3,203 and $_______, respectively. For the fiscal year ended October 31, 1997, the Fund paid $_______ (____% of the total brokerage commissions paid) to ITG, an affiliate of the Advisor, for effecting ____% of all brokerage transactions.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =   average annual total return
                  n        =   number of years
                  ERV          =  ending  redeemable  value  at  the  end of the
                               applicable  period  of  the  hypothetical  $1,000
                               investment   made   at  the   beginning   of  the
                               applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1997, the Fund's average annual total return was 21.95%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, ADS received $17,600 and $_______, respectively, from the Adviser (not the Fund) for these services.

ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS


         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1997. The Trust will provide the Annual Report without the charge by calling the Fund at 1-800-507-9922.

                         CARL DOMINO EQUITY INCOME FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 13, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Carl Domino Equity Income Fund dated February 13, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, or by calling 1-800-506-9922.















ASA029D2-120897-1

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST...........................................  1

         ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.............................................................  1

         INVESTMENT LIMITATIONS.............................................  5

         THE INVESTMENT ADVISER.............................................  8

         TRUSTEES AND OFFICERS............................................... 8

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................ 9

         DETERMINATION OF SHARE PRICE........................................10

         INVESTMENT PERFORMANCE............................................. 11

         CUSTODIAN.......................................................... 11

         TRANSFER AGENT......................................................12

         ACCOUNTANTS........................................................ 12

         DISTRIBUTOR.........................................................12


FINANCIAL STATEMENTS.........................................................12

DESCRIPTION OF THE TRUST

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         As of December 3, 1997, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Carl Domino Associates Profit Sharing Trust, 580 Village Boulevard, Suite 225, West Palm Beach, Florida
- 30.55%; National Financial,  200 Liberty Street, 5th Floor, New York, New York
- 8.17%; Mercury Retirement Trust, 80 Leuning Street, South Hackensack, New Jersey - 8.14%; Deborah Aurilio, 5329 Ridan Way, Palm Beach Gardens, Florida - 5.20%.

         As of December 3, 1997, Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund as a result of its beneficial ownership of shares of the Fund. As of December 1, 1997, the officers and trustees as a group may be deemed to beneficially own 1.05% of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

         D. Other Investment Companies. The Fund is permitted to invest up to 5% of its net assets in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         E. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the

InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         F. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

         G. Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages or mortgage-backed securities and are issued with a variety of classes or series which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

         H. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         I. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         J. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER


     The Fund's investment adviser is Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409. Carl Domino, Inc. and CW Partners may both be deemed to control the Adviser due to their respective share of ownership of the Adviser.
         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and the fiscal year ended October 31, 1997, the Fund paid advisory fees of $11,548 and $______, respectively.


         The Adviser retains the right to use the name "Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Domino" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------

* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  39                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                              executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
Julie A. Feleo                         Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  31                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                            Fidelity Investments from 1993 to 1997; Fund
Southlake, Texas  76092                                              Accounting Analyst at Fidelity Investments in 1993.
                                                                     Prior to 1993, Accounting Manager at Windows
                                                                     Presentation Manager Association.
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C., oil
Age:  40                                                             and gas services company; various positions with Carbo
2001 Indianwood Ave.                                                 Ceramics, Inc., oil field manufacturing/supply company
Broken Arrow, Oklahoma                                               from 1984 to 1997, most recently Vice President of
47012                                                                Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  50                                                             Legacy Trust Company since 1992; President and
32 Sunlit Forest Drive                                               Director of Heritage Trust Company from 1994 to 1996;
The Woodlands, Texas  77381                                          Vice President and Manager of Investments of Kanaly
                                                                     Trust
Company from 1988 to 1992.
===================================================================================================================================


         The compensation paid to the Trustees of the Trust for the period ended October 31, 1997 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees. The Adviser voluntarily reimbursed the Fund for the Fund's share of the Trustee fees paid for the period ended October 31, 1997.

======================================================================================
            Name                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
                                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $_______ of brokerage transactions (on which commissions were $_____) during the fiscal year ended October 31, 1997.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

         For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $2,617 and $_______, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1997, the Fund's average annual total return was 36.58%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, ADS received $17,600 and $_________, respectively, from the Adviser (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1997. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-506-9922.

                         CARL DOMINO EQUITY INCOME FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 13, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Carl Domino Equity Income Fund dated February 13, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, or by calling 1-800-506-9922.















ASA029D2-120897-1

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST...........................................  1

         ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.............................................................  1

         INVESTMENT LIMITATIONS.............................................  5

         THE INVESTMENT ADVISER.............................................  8

         TRUSTEES AND OFFICERS............................................... 8

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................ 9

         DETERMINATION OF SHARE PRICE........................................10

         INVESTMENT PERFORMANCE............................................. 11

         CUSTODIAN.......................................................... 11

         TRANSFER AGENT......................................................12

         ACCOUNTANTS........................................................ 12

         DISTRIBUTOR.........................................................12


FINANCIAL STATEMENTS.........................................................12

DESCRIPTION OF THE TRUST

         Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         As of December 3, 1997, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Carl Domino Associates Profit Sharing Trust, 580 Village Boulevard, Suite 225, West Palm Beach, Florida
- 30.55%; National Financial,  200 Liberty Street, 5th Floor, New York, New York
- 8.17%; Mercury Retirement Trust, 80 Leuning Street, South Hackensack, New Jersey - 8.14%; Deborah Aurilio, 5329 Ridan Way, Palm Beach Gardens, Florida - 5.20%.

         As of December 3, 1997, Carl Domino Associates Profit Sharing Trust may be deemed to control the Fund as a result of its beneficial ownership of shares of the Fund. As of December 1, 1997, the officers and trustees as a group may be deemed to beneficially own 1.05% of the Fund.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

         D. Other Investment Companies. The Fund is permitted to invest up to 5% of its net assets in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         E. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the

InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         F. When Issued Securities and Forward Commitments. The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

         G. Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages or mortgage-backed securities and are issued with a variety of classes or series which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

         H. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         I. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         J. STRIPS. The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER


     The Fund's investment adviser is Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409. Carl Domino, Inc. and CW Partners may both be deemed to control the Adviser due to their respective share of ownership of the Adviser.
         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and the fiscal year ended October 31, 1997, the Fund paid advisory fees of $11,548 and $______, respectively.


         The Adviser retains the right to use the name "Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Domino" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------

* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  39                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                              executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
Julie A. Feleo                         Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  31                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                            Fidelity Investments from 1993 to 1997; Fund
Southlake, Texas  76092                                              Accounting Analyst at Fidelity Investments in 1993.
                                                                     Prior to 1993, Accounting Manager at Windows
                                                                     Presentation Manager Association.
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C., oil
Age:  40                                                             and gas services company; various positions with Carbo
2001 Indianwood Ave.                                                 Ceramics, Inc., oil field manufacturing/supply company
Broken Arrow, Oklahoma                                               from 1984 to 1997, most recently Vice President of
47012                                                                Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  50                                                             Legacy Trust Company since 1992; President and
32 Sunlit Forest Drive                                               Director of Heritage Trust Company from 1994 to 1996;
The Woodlands, Texas  77381                                          Vice President and Manager of Investments of Kanaly
                                                                     Trust
Company from 1988 to 1992.
===================================================================================================================================


         The compensation paid to the Trustees of the Trust for the period ended October 31, 1997 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees. The Adviser voluntarily reimbursed the Fund for the Fund's share of the Trustee fees paid for the period ended October 31, 1997.

======================================================================================
            Name                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
                                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $_______ of brokerage transactions (on which commissions were $_____) during the fiscal year ended October 31, 1997.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

         For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $2,617 and $_______, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1997, the Fund's average annual total return was 36.58%.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period November 6, 1995 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, ADS received $17,600 and $_________, respectively, from the Adviser (not the Fund) for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

         The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1997. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-506-9922.

                               GLOBALT GROWTH FUND




PROSPECTUS                                                   February 13, 1998



                            3060 Peachtree Road, N.W.
                          One Buckhead Plaza, Suite 225
                             Atlanta, Georgia 30305


               For Information, Shareholder Services and Requests:
                                (800) 831 - 9922



         GLOBALT Growth Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital. The Fund seeks to achieve its objective by investing in a broad range of equity securities of U.S. companies believed by its Adviser, GLOBALT, Inc., to offer superior growth potential. As the Adviser believes exposure to rapidly growing foreign markets enhances growth potential, all stocks in the Fund's portfolio will be of companies which compete in both U.S. and foreign economies and thus, in the Adviser's opinion, are globally positioned for success.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.


         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated February 13, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




ASA029CF-121197-1

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on operating expenses incurred during the most recent fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1

Management Fees............................................................1.17%
12b-1 Charges...............................................................NONE
Other Expenses2 (after reimbursement)......................................0.00%
Total Fund Operating Expenses2 (after reimbursement).......................1.17%

1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 2).


2 The Adviser has agreed to reimburse other expenses for the fiscal year ending October 31, 1998 to the extent necessary to maintain total operating expenses as indicated. For the fiscal year ended October 31, 1997, other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) were ____% of average net assets and total fund operating expenses were ____% of average net assets.


The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

         1 Year   3 Years          5 Years           10 Years
         ------   -------          -------           -------
          $12       $37             $64               $142

                              FINANCIAL HIGHLIGHTS


         The following condensed supplementary financial information for the fiscal year ended October 31, 1997, is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.

                               [insert highlights]


                                    THE FUND

         GLOBALT Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 20, 1995 and commenced operations on December 1, 1995. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is GLOBALT, Inc. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital. The Fund seeks to achieve its objective by investing primarily in a broad range of equity securities of U.S. companies which the Adviser believes offer superior growth potential, based on certain fundamental and technical standards of selection. As the Adviser believes exposure to rapidly growing foreign markets enhances growth potential, all stocks in the Fund's portfolio will be of companies which compete in both U.S. and foreign economies and thus, in the Adviser's opinion, are globally positioned for success. The Adviser will only purchase stocks of companies that are expected to derive at least 20% of their revenues outside of the U.S. It is anticipated that, in the aggregate, the stocks in the Fund's portfolio will derive at least 50% of their revenues outside of the U.S. and as a result will provide higher relative growth than the S&P 500 Index.

         The Fund is designed for investors with a long term wealthbuilding horizon and is particularly suitable for retirement and educational funds. The Adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of industries and companies. After screening for securities with exposure to foreign markets, the Adviser uses a disciplined selection process to assemble a portfolio which it anticipates will have at least a 50% exposure to foreign markets and will be highly diversified across economic sectors. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation, although current income is also expected.

         The Adviser has been managing income accounts for its clients since 1991. The performance of all accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the Adviser in managing such accounts, as compared to the S&P 500 Index. The persons responsible for the performance of the accounts are the same as those responsible for the investment management of the Fund. As of December 31, 1997, the assets in those accounts totaled approximately $___ million. The Adviser's total assets under management were approximately $___ million as of _____________.


     Summary of Annual Investment Returns of the Fund and GLOBALT, Inc. Managed Accounts *

                  Period            Fund                      Managed Accounts                            S&P 500
                  ------            ----                      ----------------                            -------


                  1991                                             35.4%                                   30.5%
                  1992                                              7.8%                                    7.6%
                  1993                                             18.9%                                   10.1%
                  1994                                            - 0.7%                                    1.3%
                  1995              6.4%**                         36.5%                                   37.6%
                  1996              20.0%                          21.8%                                   22.9%
                  1997              ____%                         _____%                                   ____%



Average Annual Total Return
Since Fund Inception
(12/1/95)                           ____%                         ____%                     ____%


Average Annual Total Return
Since Managed Accounts
Inception (1/1/91)                  N/A                           ____%                     ____%



     * The GLOBALT, Inc. managed account performance is the time-weighted, dollar-weighted average total return associated with a composite of equity accounts having objectives similar to the Fund, and is unaudited. The composite does not include non-discretionary or otherwise restricted accounts because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR).

         The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.



                                                       - 4 -




         THE PERFORMANCE OF THE ACCOUNTS MANAGED BY THE ADVISER DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE FUND, AND SHOULD NOT BE CONSIDERED INDICATIVE OF FUTURE PERFORMANCE OF THE FUND. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitation, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

** For the period December 1, 1995 (commencement of operations) through December 31, 1995, not annualized.

         The Adviser generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as rights, warrants and securities convertible into common stocks) of U.S. companies, regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations to maintain liquidity or pending investment in equity securities. Substantially all equity securities in the Fund's portfolio are listed on a major stock exchange or traded over-the-counter. The Fund will not invest in foreign securities.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND


         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose as often as you wish, subject to a minimum initial investment of $25,000 and minimum subsequent investments of $5,000. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase


         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it in proper form, together with a check (subject to the above minimum amounts) made payable to GLOBALT Growth Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: GLOBALT Growth Fund            Overnight: GLOBALT Growth Fund
      c/o American Data Services, Inc.          c/o American Data Services, Inc.
          P.O. Box 5536                             Hauppauge Corporate Center
          Hauppauge, New York  11788-0132           150 Motor Parkway
                                                    Hauppauge, New York  11760


Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If the money is to be wired, you must call the Transfer Agent at (800) 831-9922 to set up your account and obtain an account number. You should be prepared to provide the information on the application to the Transfer Agent. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA # 0420-0001-3
                  Attn: GLOBALT Growth Fund
                  D.D.A. # 483889739
                  Account Name ________________ (write in shareholder name) For the Account # ________________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to GLOBALT Growth Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

OTHER PURCHASE INFORMATION

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES


         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A broker may charge a transaction fee for the redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.


         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


                                    GLOBALT Growth Fund
                                    c/o American Data Services, Inc.
                                    P.O. Box 5536
                                    Hauppauge, New York  11788-0132


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 831-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 831 - 9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. The Adviser manages larger capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. Angela Allen, President of the Adviser, and Samuel Allen, Chairman of the Adviser, are the controlling shareholders of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.17% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

EQUITY SECURITIES

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, convertible debentures, rights and warrants) and investment companies which invest primarily in the above. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate.

FIXED INCOME SECURITIES

         The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     CORPORATE DEBT SECURITIES - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

                  U.S. GOVERNMENT OBLIGATIONS - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

LOANS OF PORTFOLIO SECURITIES

          The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

GENERAL

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations. The Fund may invest in time deposits, certificates of deposit or banker's acceptances, and may buy and write put and call options, provided the Fund's investment in each does not exceed 5% of its net assets.

                               GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         PORTFOLIO TURNOVER. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.


         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.


                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

                  The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

INVESTMENT ADVISER                         ADMINISTRATOR
GLOBALT, Inc.                              AmeriPrime Financial Services, Inc.
3060 Peachtree Road, N.W.                  1793 Kingswood Drive, Suite 200
One Buckhead Plaza, Suite 225              Southlake, Texas  76092
Atlanta, Georgia  30305

CUSTODIAN                                  DISTRIBUTOR
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 641084                            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                    Southlake, Texas  76092

TRANSFER AGENT (ALL PURCHASE AND          AUDITORS
REDEMPTION REQUESTS)                      McCurdy & Associates CPA's, Inc.
American Data Services, Inc.              27955 Clemens Road
Hauppauge Corporate Center                Westlake, Ohio  44145
150 Motor Parkway
Hauppauge, New York  11760

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.


                                                       - 14 -
                                                            14

                                TABLE OF CONTENTS

Page

         SUMMARY OF FUND EXPENSES............................................  2
                  Shareholder Transaction Expenses...........................  2
                  Annual Fund Operating Expenses.............................  2

         FINANCIAL HIGHLIGHTS................................................  3

         THE FUND............................................................  3

         INVESTMENT OBJECTIVE AND STRATEGIES.................................  3

         HOW TO INVEST IN THE FUND............................................ 5
                  Initial Purchase............................................ 6
                           By Mail...........................................  6
                           By Wire............................................ 6
                  Additional Investments.....................................  6
                  Tax Sheltered Retirement Plans.............................  7
                  Other Purchase Information.................................  7

         HOW TO REDEEM SHARES................................................. 7
                           By Mail............................................ 7
                           By Telephone......................................  8
                           Additional Information............................. 8

         SHARE PRICE CALCULATION.............................................  8

         DIVIDENDS AND DISTRIBUTIONS.......................................... 9

         TAXES...............................................................  9

         OPERATION OF THE FUND............................................... 10

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.......... 11
                  Equity Securities.......................................... 11
                  Fixed Income Securities.....................................11
                           Corporate Debt Securities......................... 11
                           U.S. Government Obligations....................... 12
                  Loans of Portfolio Securities ............................. 12
                  General.....................................................12

         GENERAL INFORMATION................................................. 12
                           Fundamental Policies.............................. 12
                           Portfolio Turnover................................ 12
                           Shareholder Rights................................ 13

         PERFORMANCE INFORMATION............................................. 13

                             IMS CAPITAL VALUE FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                February 13, 1998











         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of IMS Capital Value Fund dated February 13, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, or by calling 1-800-934-5550.












ASA029D0-121197-3

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE

         DESCRIPTION OF THE TRUST..............................................1

         ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
         CONSIDERATIONS........................................................1

         INVESTMENT LIMITATIONS................................................2

         THE INVESTMENT ADVISOR................................................4

         TRUSTEES AND OFFICERS.................................................5

         PORTFOLIO TRANSACTIONS AND BROKERAGE..................................6

         DETERMINATION OF SHARE PRICE..........................................7

         INVESTMENT PERFORMANCE................................................8

         CUSTODIAN.............................................................8

         TRANSFER AGENT........................................................9

         ACCOUNTANTS...........................................................9

         DISTRIBUTOR...........................................................9

         FINANCIAL STATEMENTS..................................................9

DESCRIPTION OF THE TRUST

         IMS Capital Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants.

         B. American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         C. Options Transactions. The Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement.
The Fund will only engage in exchange-traded options transactions.

         D. Loans of Portfolio Securities. The Fund may made short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.


INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all
                                                            -2-
borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which have a significant portion of their assets in real estate.

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the

Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund will not invest in reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.


     vi. Repurchase Agreements. The Fund may invest some or all of the funds assets in U.S. Government repurchase agreements temporarily under certain conditions described in the prospectus.

         vii. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         viii.  Mortgage-related   Securities.  The  Fund  will  not  invest  in
mortgage-related securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is IMS Capital Management, 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. The

Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period August 1, 1996 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid advisory fees of $9,952 and $________, respectively.


         The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. As of December 1, 1997, the officers and trustees as a group beneficially owned less than one percent (1%) of the Fund.



        Name, Age and Address                    Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller               President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  39                                                              Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                  AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                             distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                               executive with SEI Financial Services.
------------------------------------------------------------------------------------------------------------------------------------
Age:  31                                                              AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                  Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                             Fidelity Investments from 1993 to 1997; Fund
Southlake, Texas  76092                                               Accounting Analyst at Fidelity Investments in 1993.
                                                                      Prior to 1993, Accounting Manager at Windows
                                                                      Presentation Manager Association.
------------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                           Trustee                       President of Chandler Engineering Company, L.L.C.,
Age:  40                                                              oil and gas services company; various positions with
2001 Indianwood Ave.                                                  Carbo Ceramics, Inc., oil field manufacturing/supply
Broken Arrow, Oklahoma                                                company, from 1984 to 1997, most recently Vice
74102                                                                 President of Marketing.
------------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                     Trustee                       Director, Vice President and Chief Investment Officer of
Age:  50                                                              Legacy Trust Company since 1992; President and
32 Sunlit Forest Drive                                                Director of Heritage Trust Company from 1994 to 1996;
The Woodlands, Texas  77381                                           Vice President and Manager of Investments of Kanaly
                                                                      Trust
Company from 1988 to 1992.
====================================================================================================================================

/R>

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1997 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


===================================================================================================================================
                    Name                                      Aggregate                             Total Compensation
                                                            Compensation                         from Trust (the Trust is
                                                             from Trust                           not in a Fund Complex)
-----------------------------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                                           0                                          0
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                                                  $4,000                                     $4,000
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                                            $4,000                                     $4,000
===================================================================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $________ of brokerage transactions (on which commissions were $________) during the fiscal year ended October 31, 1997.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         For the period August 1, 1996 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $3,318 and $________, respectively.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day,

     Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.


INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the fiscal year ended October 31, 1997, the Fund's average annual total return was 12.08%.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's
                                                            -8-
investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT


         American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period August 1, 1996 (commencement of operations) through October 31, 1996 and for the fiscal year ended October 31, 1997, ADS received $4,800 and $_____, respectively, from the Fund for these services.


ACCOUNTANTS


         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares.
Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS


         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1997. The Trust will provide the Annual Report without charge by calling the Fund at 1-800-934-5550.

                         FOUNTAINHEAD SPECIAL VALUE FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                February 13, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Fountainhead Special Value Fund dated February 13, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Hauppauge Corporate Center, 150 Motor Parkway, New York 11760, or by calling 1-800-868-9535.



















ASA02D28-121197-3

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


         DESCRIPTION OF THE TRUST............................................. 1

         ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS..........................................  1

         INVESTMENT LIMITATIONS..............................................  6

         THE INVESTMENT ADVISOR..............................................  8

         TRUSTEES AND OFFICERS...............................................  9

         PORTFOLIO TRANSACTIONS AND BROKERAGE................................ 10

         DETERMINATION OF SHARE PRICE.........................................11

         INVESTMENT PERFORMANCE.............................................. 11

         CUSTODIAN........................................................... 12

         TRANSFER AGENT...................................................... 12

         ACCOUNTANTS......................................................... 12

         DISTRIBUTOR......................................................... 12

         FINANCIAL STATEMENTS................................................ 12

DESCRIPTION OF THE TRUST

         Fountainhead Special Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of four series currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         As of December 3, 1997, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Servis Beulah IRA, 602 Hallie, Houston, Texas 77024 - 9.40%; Jenswold, King & Associates, Inc. Profit Sharing Plan, Roger E. King, Trustee, 1980 Post Oak Boulevard, #2400, Houston, Texas - 16.84%; Betty F. Wolfenson, 5555 Del Monte, Suite 106, Houston, Texas - 13.16%; Robert E. Holloway IRA, 12518 Overcup Drive, Houston, Texas - 7.79%; Keogh Money Purchase Plan, Terry Donovan, Trustee, 8723 Winningham Lane, Houston, Texas - 5.02%; and Keogh Money Purchase Plan, John Douglas, Trustee, 8723 Winningham Lane, Houston, Texas - 7.37%. As of December 1, 1997, the officers and trustees as a group may be deemed to beneficially own less than one percent (1%) of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in rights or warrants.

         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield.

                  In connection with each reverse repurchase agreement, the Fund will direct its Custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

         D. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

         E. Mortgage-Related Securities. Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Fund will only invest in pools of mortgage loans assembled for sale to investors by agencies or instrumentalities of the U.S. government and will limit its investment to 5% of its net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. The Fund will only invest in CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. government (such as the Federal Home Loan Mortgage Corporation). Neither Fund will invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

                  CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased. The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

                  REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                  The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

         F. Foreign Securities. The Fund may invest up to 5% of its net assets at the time of purchase in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).
                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         G. Option Transactions. Up to 5% of the Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         H. Hedging Transactions. The Fund may hedge all or a portion of its portfolio investments through the use of options and futures contracts. The objective of the hedging program is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security by acquiring the right or option to purchase or to sell a fixed amount of the security at a future date. For example, in order to hedge against the risk that the value of the Fund's portfolio securities may decline, the fund might sell futures contracts on stock indices. When hedging of this character is successful, any depreciation in the value of the hedged portfolio securities will be substantially offset by an increase in the Fund's equity in the stock index futures position.

                  There is no assurance that the objective of the hedging program will be achieved, since the success of the program will depend on the Advisor's ability to predict the future direction of the relevant security or stock index, and incorrect predictions by the Advisor may have an adverse effect on the Fund. In this regard, skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks.

                  A stock index futures contract is a binding contractual commitment which involves the payment or receipt of payments representing, respectively, the loss or gain of a specified market index. Ordinarily, the Fund would enter into stock index futures contracts to hedge its investments in common stocks. Futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. The Fund will be subject to any limitations imposed by the exchanges with respect to futures contracts trading and positions. A clearing corporation associated with the particular exchange assumes responsibility for all purchases and sales and guarantees delivery and payment on the contracts. Although most futures contracts call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before settlement date without the making or taking of delivery. Closing out is accomplished by entering into an offsetting transaction, which may result in a profit or a loss. There is no assurance that the Fund will be able to close out a particular futures contract.

                  A hedging strategy involving options and futures contracts entails some risks. For example, the total premium paid for an option may be lost if the Fund does not exercise the option or futures contract, or the writer does not perform his obligations. It is also possible that the futures contracts selected by the Fund will not follow the price movement of the underlying stock index. If this occurs, the hedging strategy may not be successful. Further, if the Fund sells a stock index futures contract and is required to pay an amount measured by any increase in the market index, it will be exposed to an indeterminate liability. In addition, a liquid secondary market may not exist for any particular option or futures contract at any specific time.

                  The Fund will incur transactional costs in connection with the hedging program. When the Fund purchases or sells a futures contract, an amount of cash and liquid assets will be deposited in a segregated account with the Trust's Custodian to guarantee performance of the futures contract. The amount of such deposits will depend upon the requirements of each exchange and broker and will vary with each futures contract. Because open futures contract positions are marked to market and gains and losses are settled on a daily basis, the Fund may be required to deposit additional funds in such a segregated account if it has incurred a net loss on its open futures contract positions on any day.

                  The Trust has filed a supplemental notice of eligibility with the Commodity Futures Trading Commission ("CFTC") to claim relief from regulation as a commodity "pool" within the meaning of the CFTC's regulations. In its filing, the Trust has represented that the Fund's transactions in futures contracts will constitute bona fide hedging transactions within the meaning of such regulations and that the Fund will enter into commitments which require as deposits for initial margin for futures contracts no more than 5% of the fair market value of its assets.

         I. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

                  In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is fundamental, although the particular practices followed with respect to short sales, such as the percentage of the Fund's assets which may be deposited as collateral or allocated to the segregated account, are not deemed fundamental and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

         J. Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consist of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not invest more than 5% of its net assets in reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is Jenswold, King & Associates, Inc., Two Post Oak Central, 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898. Roger E. King may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period December 31, 1996 (commencement of operations) through October 31, 1997, the Fund paid advisory fees of $6,173.

         The Advisor retains the right to use the name "Fountainhead" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name
"Fountainhead" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  39                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                              executive with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------------------
Julie A. Feleo                         Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  31                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                            Fidelity Investments from 1993 to 1997; Fund
Southlake, Texas  76092                                              Accounting Analyst at Fidelity Investments in 1993.
                                                                     Prior to 1993, Accounting Manager at Windows
                                                                     Presentation Manager Association.
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Chandler Engineering Company, L.L.C., oil
Age:  40                                                             and gas services company; various positions with Carbo
2001 Indianwood Avenue                                               Ceramics, Inc., oil field manufacturing/supply company,
Broken Arrow, OK  74012                                              from 1984 to 1997, most recently Vice President of
                                                                     Marketing.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       Director, Vice President and Chief Investment Officer of
Age:  50                                                             Legacy Trust Company since 1992; President and
32 Sunlit Forest Drive                                               Director of Heritage Trust Company from 1994-1996;
The Woodlands, Texas  77381                                          Vice President and Manager of Investments of Kanaly
                                                                     Trust
Company from 1988 to 1992.
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1997 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

======================================================================================

                                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
            Name                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the period December 31, 1996 (commencement of operations) through October 31, 1997, the Fund paid brokerage commissions of $________.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 31, 1996 (commencement of operations) through October 31, 1997, the Fund's average annual total return was ____%, annualized.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, New York 11760, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period December 31, 1996 (commencement of operations) through October 31, 1997, ADS received $________ from the Fund for these services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended October 31, 1997. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                 BROWN, CUMMINS & BROWN CO., L.P.A.
                                ATTORNEYS AND COUNSELORS AT LAW
                                          3500 CAREW TOWER
J. W. BROWN (1911-1995)                      441 VINE STREET
JAMES R. CUMMINS                        CINCINNATI, OHIO  45202
ROBERT S BROWN                      TELEPHONE (513) 381-2121          OF COUNSEL
DONALD S. MENDELSOHN                 TELECOPIER (513) 381-2125   GILBERT BETTMAN
LYNNE SKILKEN
AMY G. APPLEGATE
KATHRYN KNUE PRZYWARA
MELANIE S. CORWIN
JOANN M. STRASSER

                                                          December 15, 1997



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

         RE:      AmeriPrime Funds, File Nos. 33-96826 and 811-9096

Ladies and Gentlemen:


     On behalf  of  AmeriPrime  Funds,  a  registered  investment  company  (the
"Trust"), we hereby file by EDGAR, Post-Effective Amendment No. 11 to the Trust's Registration Statement. The Amendment is being filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 for the purpose of providing audited financial information and other updating information for the AmeriPrime Funds. The Amendment also satisfies the Registrant's undertaking to file an amendment, with financial statements, within four to six months of the effective date of the Florida Street Growth Fund, the Florida Street Bond Fund and the Corbin Small-Cap Value Fund. The Trust's series (the "Funds") have made changes in addition to providing and updating financial information, including the following
     Several of the Fund's have revised the table of expenses to reflect current fees or reimbursement/fee waivers. Changes have been made to the funds' "How to Invest" and "How to Redeem" sections of the Prospectuses to consistently disclose fees and account minimums charged by brokers. The Florida Street Funds moved the "Floating Rate, Inverse Floating Rate and Index Obligations" section from the Statement of Additional Information to the Prospectus, eliminating the 5% limit on those securities, and the prospectus now permits "interest only" and commercial mortgage backed securities. The NewCap Contrarian Fund has added additional risk disclosure on the cover page of the Prospectus and relocated the non-diversified risk disclosure to an earlier section of the Prospectus. Both the NewCap Contrarian Fund and the IMS Capital Value Fund have added money markets to thier permitted investments for temporary/liquidity purposes. The Fountainhead Special Value Fund and the NewCap Contrarian Fund added disclosure regarding high turnover rates and the Fountainhead Special Value Fund revised its description of the adviser's stock selection process. The AIT Vision U.S. Equity Portfolio is now permitted to invest in SPDRS and similar instruments.


         If you have any questions concerning this filing, please contact Donald
S. Mendelsohn at (513) 381-2121.

                                                              Very truly yours,



                                             BROWN, CUMMINS & BROWN CO., L.P.A.


BCB/emj


cc:      Mr. Kenneth Trumpfheller










ASA02D88-121197-1

              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                                                              FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
                                                                             --

         Pre-Effective Amendment No.                                         / /


         Post-Effective Amendment No.    11                                  /X/


                                                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                      / /
OF 1940


         Amendment No.   12                                        /X/


                                               (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas  76092
                                        (Name and Address of Agent for Service)

                                                 With copy to:
                        Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, Cincinnati, Ohio 45202

Release Date:  June, 1997

It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b) / / on _____________ pursuant to paragraph (b) /X/ 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered

         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.



ASA02D88-121197-1

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR CARL DOMINO EQUITY INCOME FUND


ITEM                               SECTION IN PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information


                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR FOUNTAINHEAD SPECIAL VALUE FUND


ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR AIT VISION U.S. EQUITY PORTFOLIO


ITEM                               SECTION IN PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information


                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                              FOR GLOBALT GROWTH FUND


ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR NEWCAP CONTRARIAN FUND



ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information
 16..............................  Distribution Plan



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements


                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR NEWCAP CONTRARIAN FUND



ITEM                               SECTION IN PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information
 16..............................  Distribution Plan



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR IMS CAPITAL VALUE FUND


ITEM                               SECTION IN PROSPECTUS
  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 15..............................  General Information




                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                              CROSS REFERENCE SHEET
                                    FORM N-1A


                              FOR CORBIN SMALL-CAP  VALUE FUND


ITEM                               SECTION IN PROSPECTUS

  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques and Risk Considerations,
                                   Operation of the Fund, General
                                   Information
  5..............................  Operation of the Fund
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Fund, General Information
  7..............................  Cover Page, How to Invest in the
                                   Fund, Share Price Calculation,
                                   Operation of the Fund,
  8..............................  How to Redeem Shares
  9..............................  None
 15..............................  General Information




                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  Description of the Trust
 16..............................  The Investment Adviser, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Portfolio Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

           FOR FLORIDA STREET BOND FUND AND FLORIDA STREET GROWTH FUND


ITEM                               SECTION IN COMBINED PROSPECTUS


  1..............................  Cover Page
  2..............................  Summary of Fund Expenses
  3..............................  Financial Highlights
  4..............................  The Funds, Investment Objective and
                                   Strategies, Investment Policies and
                                   Techniques, Risk Considerations,
                                   Operation of the Funds, General
                                   Information
  5..............................  Operation of the Funds
  5A.............................  None
  6..............................  Cover Page, Dividends and
                                   Distributions, Taxes, Operation of
                                   the Funds, General Information
  7..............................  Cover Page, How to Invest in the
                                   Funds, Share Price Calculation,
                                   Operation of the Funds,
  8..............................  How to Redeem Shares
  9..............................  None
 13..............................  General Information
 15..............................  General Information



                                   SECTION IN STATEMENT OF
ITEM                               ADDITIONAL INFORMATION

 10..............................  Cover Page
 11..............................  Table of Contents
 12..............................  None
 13..............................  Additional Information About Fund
                                   Investments and Risk Considerations,
                                   Investment Limitations
 14..............................  Trustees and Officers
 15..............................  None
 16..............................  The Investment Advisor, Custodian,
                                   Transfer Agent, Accountants
 17..............................  Fund Transactions and Brokerage
 18..............................  Description of the Trust
 19..............................  Determination of Share Price
 20..............................  None
 21..............................  Distributor
 22..............................  Investment Performance
 23..............................  Financial Statements

                                AmeriPrime Funds

PART C.           OTHER INFORMATION


Item 24.          Financial Statements and Exhibits


                  (a)      Financial Statements.

                           Included in Part A:


                           Financial Highlights of Carl Domino Equity Income Fund, AIT Vision U.S. Equity Portfolio, GLOBALT Growth Fund, The NewCap Contrarian Fund, IMS Capital Value Fund, Corbin Small-Cap Value Fund, Florida Street Bond Fund, Florida Street Growth Fund, and Fountainhead Special Value Fund for the period ended October 31, 1997 are included in their respective Prospectus.


                           Included in Part B:


                           Financial Statements, comprised of the following items, of Carl Domino Equity Income Fund, AIT Vision U.S. Equity Portfolio, GLOBALT Growth Fund, The NewCap Contrarian Fund, IMS Capital Value Fund, Corbin Small-Cap Value Fund, Florida Street Bond Fund, Florida Street Growth Fund, and Fountainhead Special Value Fund are incorporated in their respective Statement of Additional Information by reference to their respective Annual Report to
                           Shareholders:

                       Report of Independent Acountants.
                       Schedule of Investments, October 31, 1997.
                       Statement of Assets and Liabilities, October 31, 1997. Statement of Operations for the period ended October 31, 1997.
                       Statement of changes in Net Assets for the period ended October 31, 1997.
                       Financial Highlights for the period ended October 31, 1997.
                       Notes to Financial Statements.


                  (b)      Exhibits


     (1) (i) Copy of Registrant's Declaration of Trust is filed herewith.
     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust is filed herewith.


     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective

     Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration of Trust, which were filed as an Exhibit to Registrant's PostEffective Amendment No. 8, are hereby incorporated by reference.
     (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust is filed herewith.


     (2) Copy of Registrant's By-Laws is filed herewith.


     (3) Voting Trust Agreements - None.

     (4) Specimen of Share Certificates - None.


     (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, is filed herewith.

     (ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's PostEffective Amendment No. 8, is hereby incorporated by reference.
     (iii) Copy of Registrant's Management Agreement with Advanced Investment Technology, Inc., Adviser to AIT Vision U.S. Equity Portfolio, is filed herewith.

     (iv) Copy of Registrant's Management Agreement with GLOBALT, Inc., Adviser to GLOBALT Growth Fund, is filed herewith.
     (v) Copy of Registrant's Management Agreement with Newport Investment Advisors, Inc., Adviser to the MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

                               (vii) Copy of Registrant's Management Agreement with Commonwealth
                                            Advisors,  Inc.,  Adviser to Florida
                                            Street Bond Fund and Florida  Street
                                            Growth  Fund,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                              (viii) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, which was filed as an Exhibit to
                                            Registrant's          Post-Effective
                                            Amendment    No.    8,   is   hereby
                                            incorporated by reference.

                                    (ix)    Copy   of   Registrant's    proposed
                                            Management   Agreement   with  Vuong
                                            Asset   Management   Company,   LLC,
                                            Adviser to MAI Enhanced  Index Fund,
                                            MAI  Growth  &  Income   Fund,   MAI
                                            Aggressive    Growth    Fund,    MAI
                                            High-Yield  Income Fund, MAI Capital
                                            Appreciation  Fund  and  MAI  Global
                                            Equity  Fund  (the  "MAI  Family  of
                                            Funds"), is filed herewith.

                                    (x)     Copy   of   Registrant's    proposed
                                            Management    Agreement   with   CWH
                                            Associates,    Inc.,    Advisor   to
                                            Worthington  Theme  Fund,  which was
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 10, is
                                            hereby incorporated by
                                            reference.

                           (6) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.


                           (8) (i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A. is filed herewith.


                                    (ii)    Copy of  Registrant's  Appendix B to
                                            the  Agreement  with the  Custodian,
                                            Star Bank,  N.A., which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.


                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc.
                               is filed herewith.


                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.


                           (11) Consent of independent public accountants is filed herewith.


                           (12)Financial Statements Omitted from Item 23 - None.

                           (13) Copy of Letter of Initial Stockholders is filed herewith.


                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15) (i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's PostEffective Amendment No. 1, is hereby incorporated by reference.

                                    (ii)    Copy  of  Registrant's   Rule  12b-1
                                            Service   Agreement  for  The  MAXIM
                                            Contrarian  Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            PostEffective  Amendment  No.  1, is
                                            hereby incorporated by reference.

                           (16) Schedule for Computation of Each Performance Quotation - None.

                           (17)     Financial Data Schedule - None.

                           (18) Rule 18f-3 Plan - None.

                           (19) (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an
                                            Exhibit       to        Registrant's
                                            PostEffective  Amendment  No. 5, are
                                            hereby incorporated by reference.

                                    (ii)    Powers of Attorney  for Trustees and
                                            Officers  which  were  filed  as  an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 5, are
                                            hereby incorporated by reference.

                                    (iii)   Power of Attorney for the  Treasurer
                                            of the Trust,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.


Item 25. Persons Controlled by or Under Common Control with the Registrant (As of December 3, 1997)

                  The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund and Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund, as a result of their respective beneficial ownership of those Funds.


Item 26.          Number of Holders of Securities (as of December 3, 1997)
--------          --------------------------------------------------------

      Title of Class                          Number of Record Holders


Carl Domino Equity Income Fund                       83
Fountainhead Special Value Fund                      61
AIT Vision U.S. Equity Portfolio                     31
GLOBALT Growth Fund                                  65
NewCap Contrarian Fund                               43

IMS Capital Value Fund                               445
Florida Street Bond Fund                               2
Florida Street Growth Fund                             1
Corbin Small-Cap Value Fund                           69
MAI Enhanced Equity Benchmark Fund                     0
MAI Enhanced Growth and Income Fund                    0
MAI Enhanced Aggressive Growth Fund                    0
MAI Enhanced Income Fund                               0
MAI Enhanced Capital Appreciation Fund                 0
MAI Enhanced Global Fund                               0
Worthington Theme Fund                                 0


Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio

                                    Revised Code Section 1701.13(E), as amended,
                                    these  laws,   and  not  Ohio  Revised  Code
                                    Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, is a registered investment adviser.

                           (1) CDA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

                                    (a)     Penn Independent Corp., a partner in
                                            CDA, is an insurance holding company
                                            that  operates  a  premium   finance
                                            company,  a surplus lines  insurance
                                            company and a wholesale insurance
                                            agency.

                                    (b)     James E. Heerin,  Jr., an officer of
                                            CDA, is vice  president  and general
                                            counsel  of Penn  Independent  Corp.
                                            and  an  officer  and   director  of
                                            Shrimp Culture II, Inc., both at 420
                                            South York Road,  Hatboro, PA 19040.
                                            Shrimp  Culture II, Inc.  raises and
                                            sells shrimp.

                                    (c)     Lawrence  Katz, a partner in CDA, is
                                            an  orthopedic  surgeon  in  private
                                            practice.

                                    (d)     Saltzman Partners, a partner in CDA,
                                            is  a   limited   partnership   that
                                            invests in companies and businesses.

                                    (e)     Cango Inversiones,  SA, a partner in
                                            CDA,  is a foreign  business  entity
                                            that invests in U.S.  companies  and
                                            businesses.

                  B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

                           (1) JKA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.

                                (a)John Servis, a director of JKA, is a licensed
                                   real estate broker.

                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

                           (1) AIT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

                                    (a)     Dean S. Barr,  director  and the CEO
                                            of AIT, was the managing director of
                                            LBS Capital  Management,  Inc.,  311
                                            Park   Place   Blvd.,    Clearwater,
                                            Florida from 1989-1996.

                                    (b)     Mani Ganesh, a director and the vice
                                            president   of  AIT,  was  the  vice
                                            president of LBS Capital Management,
                                            Inc. from 1989-1996.

                                    (c)     Scott P. Mason, a director of AIT is
                                            also   a   professor    at   Harvard
                                            University.

                                    (d)     Raymond L.  Killian,  a director  of
                                            AIT and the chief executive  officer
                                            of  Investment   Technology   Group,
                                            Inc., 900 3rd Avenue, New
                                            York, New York.

                                    (e)     David C. Cushing,  a director of AIT
                                            and a registered  representative  of
                                            Investment Technology Group, Inc.

                                    (f)     Lisa  A.  Sloan,   chief   operating
                                            officer  of  AIT  was   director  of
                                            operations     of    LBS     Capital
                                            Management,  Inc.,  311  Park  Place
                                            Blvd.,   Suite   330,    Clearwater,
                                            Florida.  From  1995-1996  she was a
                                            technical  controller  with  Salomon
                                            Brothers,  Inc.,  8800 Hidden  River
                                            Parkway, Tampa, Florida.

                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

                                    (a)     Gregory S.  Paulette,  an officer of
                                            GLOBALT, is the president of GLOBALT
                                            Capital  Management,  a division  of
                                            GLOBALT.

                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

                           (1) Newport has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

     (a) Kenneth Holeski, president of Newport, is the vice president of Newport Evaluation Services, Inc., a fiduciary consulting business at 20600 Chagrin Boulevard, Shaker Heights, Ohio 44122, and a registered representative of WRP Investments, Inc., 4407 Belmont Avenue, Youngstown, Ohio 44505, a registered broker/dealer.

     (b) Donn M. Goodman, vice president of Newport, is the president of Newport Evaluation Services, Inc.

                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

                           (1) IMS has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

                           (1)      CommonWealth   has   engaged   in  no  other
                                    business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

     (a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

                  H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.


                           (1) Corbin has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

                  I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

         (1) VAMCO has engaged in no other business during the past two fiscal years.

         (2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

     (a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

                  (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

                  (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April, 1990 through January, 1996.

         J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

                  (1) CWH has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

                           Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.


     B. Omni Financial Group, LLC ("OMNI") acts as co- distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.
Item 30.          Location of Accounts and Records


                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.


                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the

                           Registrant's   latest  applicable  annual  report  to
                           shareholders, upon request and without charge.


                  (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the MAI Family of Funds registration.

                  (d) The Registrant hereby undertakes to file a PostEffective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Worthington Theme Fund registration.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the ____ day of December, 1997.



                                             AmeriPrime Funds


                                             By:
                                                Donald S. Mendelsohn,
                                                Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                           By:_________________________
                                                   Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                          Attorney-in-Fact


Steve L. Cobb, Trustee                          December ____, 1997


Gary E. Hippenstiel, Trustee

                                  EXHIBIT INDEX

                                                                         EXHIBIT

1.       Declaration of Trust.........................................EX-99.B1.1

2.       Amendment No. 1 to Declaration of Trust......................EX-99.B1.2

3.       Amendment No. 7 to Declaration of Trust......................EX-99.B1.3

4.       By-Laws........................................................EX-99.B2

5.       Management Agreement with Carl Domino Associates, L.P........EX-99.B5.1

6.       Management Agreement with Advanced Investment
         Technology, Inc..............................................EX-99.B5.2

7.       Management Agreement with GLOBALT, Inc.......................EX-99.B5.3

8.       Proposed Management Agreement with Vuong Asset
         Management...................................................EX-99.B5.4

9.       Custodian Agreement............................................EX-99.B8

10.      Administrator Agreement........................................EX-99.B9

11.      Consent of Accountants........................................EX-99.B11

12.      Initial Stockholder Letter....................................EX-99.B13



























ASA02D88-121197-1